     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06526
	The Coventry Group
	(Exact name of registrant as specified in charter)

3435 Stelzer Rd.	Columbus, OH	43219
	(Address of principal executive offices)	(Zip code)

3435 Stelzer Rd.	Columbus, OH	43219
	(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-800-282-8782

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
September 30, 2010
(Unaudited)

Boston Trust Investment Management, Inc.

Walden Asset Management
Advancing sustainable business practices since 1975

Semi-Annual Report
September 30, 2010
(Unaudited)

Boston Trust Investment Management, Inc., a subsidiary of Boston Trust & Investment Management Company (BTIM) and an affiliate of Walden Asset Management (Walden) serves as investment adviser (the Adviser) to the Boston Trust and Walden Funds and receives a fee for its services. Walden, a division of BTIM, performs shareholder advocacy, proxy voting, screening services, and other social initiatives for the Adviser and is paid a fee for these services by the Adviser.

Shares of the Funds are not deposits of, obligations of, or guaranteed by Boston Trust & Investment Management Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Funds involve investment risks, including the possible loss of principal. Funds are distributed by Foreside Distribution Services, L.P., Portland, ME.

The foregoing information and opinions are for general information only. Boston Trust Funds and Boston Trust Investment Management, Inc. do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

Table of Contents

Economic and Market Summary	3

Boston Trust Balanced Fund
Investment Performance	4
Schedule of Portfolio Investments	8
Financial Statements	10
Financial Highlights	12

Boston Trust Equity Fund
Investment Performance	5
Schedule of Portfolio Investments	13
Financial Statements	14
Financial Highlights	16

Boston Trust Midcap Fund
Investment Performance	6
Schedule of Portfolio Investments	17
Financial Statements	18
Financial Highlights	20

Boston Trust Small Cap Fund
Investment Performance	7
Schedule of Portfolio Investments	21
Financial Statements	22
Financial Highlights	24

Social Research and Action Update	25

Walden Social Balanced Fund
Investment Performance	27
Schedule of Portfolio Investments	30
Financial Statements	32
Financial Highlights	34

Walden Social Equity Fund
Investment Performance	28
Schedule of Portfolio Investments	35
Financial Statements	36
Financial Highlights	38

Walden Small Cap Innovations Fund
Investment Performance	29
Schedule of Portfolio Investments	39
Financial Statements	40
Financial Highlights	42

Notes to Financial Statements	43
Supplementary Information	48

Photography credits:
•	Cover: Bruce Field
•	Pages 1, 5, 6 and 28: Jim Gallagher
•	Pages 4 and 29: Rebecca Monette
•	Pages 7 and 27: Janet C. Dygert

This page intentionally left blank.

Economic and Market Summary (Unaudited)

Domenic Colasacco

Portfolio Manager and President
Boston Trust Investment Management, Inc.

Volatility is the norm, not the exception for stock prices. In some years, such as 2008 and 2009, the absolute change in value attracts media headlines. In other years, the frequency with which stock prices reverse direction, rather than the magnitude of cumulative price changes, is the salient story. Thus far, 2010 has been a classic example of the latter. The year started out well and with comparative calmness – through late April the S&P 500 Index1 increased steadily to a gain of about 10%, extending the sharp recovery posted during the final months of 2009. Stock prices fell by over 15% in May and June, however, amid greater investor concern that the nascent global economic recovery was about to falter. The summer months proved no less fickle, as conflicting economic signals led to several sudden changes in investor sentiment. In July, generally strong corporate profit reports spurred broad gains in stocks prices, which were retraced quickly in August after a few key economic indicators disappointed investors. Yet the mid-summer price drop also did not last long. In September, the S&P 500 posted one of the best returns for the month in the last half century, lifting the return for the third quarter to a most welcome 11.30%.

Such frequent, erratic changes in stock prices occur most often when investors hold tenuous views about the underlying economic trend. Fresh memories of the 2008 financial crisis and the lethargic pace of the economic recovery have combined to sap current investor confidence and conviction. Therefore, the slightest news of potential adverse economic conditions has translated quickly into lower equity values. Many investors also recognize, however, that stocks offer excellent value compared to low yielding bonds in all but the worst potential economic scenarios. Hence, positive economic news just as often precipitates sharp price increases. We would not be surprised if the recent volatile yet trendless stock market path continues until the business recovery becomes more clearly defined and secure.

Economic Summary & Outlook

About a month ago, the National Bureau of Economic Research (NBER) announced that the latest recession ended in June 2009. NBER also noted that at a duration of 18 months the recession was the longest since World War II and among the most severe.

The assessment was not a surprise to anyone. Neither was the comment that thus far the recovery has been modest by past standards, with continued weakness in employment, wages and asset values, particularly real estate. Much has been stated about the causes of the tepid recovery, and the fiscal and monetary policy initiatives required to stimulate growth. In Washington, if we wade through the political rhetoric, the fiscal policy debate boils down to the balance between tax cuts and the extent of additional government spending, with Democrats and Republicans generally on opposite sides. No new initiatives are on the agenda until after the November elections, and even then, it appears that only a minimal fiscal response is likely.

That leaves monetary policy as the primary potential economic catalyst. The Federal Reserve has already brought short-term interest rates close to zero, as have most central banks in Europe and Japan. The next steps, which are currently in progress, are additional direct purchases of longer-term debt and other assets (referred to as quantitative easing by economists), all designed to flood the global financial system with liquidity. Economic pessimists believe that monetary policy alone will not be sufficient to stimulate Gross Domestic Product (GDP)2 growth since we are in a classic liquidity trap – plenty of money and credit but a lack of business and consumer confidence to borrow, invest or spend that is a natural consequence in the aftermath of the 2008 financial crisis. The more optimistic forecasters expect that monetary policy, along with some muted fiscal compromise in 2011, will combine to support continued, but modest economic recovery. We share the latter view. Indeed, overall, a so-called “double dip” recession appears even less probable to us now than it did a few months ago.

[1]

The Standard & Poor’s 500 Index (“S&P 500”), an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

[2]	The Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

Boston Trust Balanced Fund September 30, 2010	Investment Performance (Unaudited)

Fund Net Asset Value:	$28.69
Gross Expense Ratio[1]:	1.09%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2010. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.01%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2010 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2011 and may be terminated only upon mutual agreement of the Fund and the Adviser.

		Annualized

	Six Months	1 Year	5 Years	10 Years
	Ended	Ended	Ended	Ended
	9/30/10	9/30/10	9/30/10	9/30/10
Boston Trust Balanced Fund[1]	0.00%	8.08%	4.17%	4.19%
Lipper Mixed-Asset Target Allocation Growth Funds Average	1.20%	9.34%	2.20%	2.16%

S&P 500 Index	-1.42%	10.16%	0.64%	-0.43%

Barclays Capital U.S. Government/Credit Bond Index	7.30%	8.73%	6.15%	6.52%

Citigroup 90-Day U.S. Treasury Bill Index	0.08%	0.12%	2.48%	2.41%

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Boston Trust Balanced Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Balanced Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The Barclays Capital U.S. Government/Credit Bond Index is a component of the Barclays U.S. Aggregate Index. The Barclays Capital U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services.

The Lipper Mixed-Asset Target Allocation Growth Funds Average (“Lipper Average”) is an average of managed mutual funds whose primary objective is to maintain a mix of between 60%-80% equity securities with the remainder invested in bonds, cash and cash equivalents. The Lipper Average is an equally weighted index of the largest managed mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends and net of all fund expenses. Investors cannot invest directly in an index.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Investment Performance (Unaudited)	Boston Trust Equity Fund September 30, 2010

		Annualized

	Six Months	1 Year	5 Years	Since
	Ended	Ended	Ended	Inception
	9/30/10	9/30/10	9/30/10	10/1/03
Boston Trust Equity Fund[1]	-1.51%	10.46%	2.65%	4.51%

S&P 500 Index	-1.42%	10.16%	0.64%	3.71%

The chart represents historical performance of a hypothetical investment of $10,000 in the Boston Trust Equity Fund from October 1, 2003 to September 30, 2010, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Fund Net Asset Value:	$12.43
Gross Expense Ratio[1]:	1.12%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2010. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.00%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2010 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2011 and may be terminated only upon mutual agreement of the Fund and the Adviser.

Boston Trust Midcap Fund September 30, 2010	Investment Performance (Unaudited)

Fund Net Asset Value:	$10.21
Gross Expense Ratio[1]:	1.33%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2010. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.01%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2010 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2011 and may be terminated only upon mutual agreement of the Fund and the Adviser.

		Annualized

	Six Months	1 Year	Since
	Ended	Ended	Inception
	9/30/10	9/30/10	9/24/07
Boston Trust Midcap Fund[1]	8.16%	23.79%	1.57%

Russell Midcap® Index	2.12%	17.54%	-3.82%

The chart represents historical performance of a hypothetical investment of $10,000 in the Boston Trust Midcap Fund from September 24, 2007 to September 30, 2010, and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Boston Trust Midcap Fund is measured against the Russell Midcap® Index, which is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market capitalization and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000 companies. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Investment Performance (Unaudited)	Boston Trust Small Cap Fund September 30, 2010

		Annualized

	Six Months	1 Year	5 Years	10 Years
	Ended	Ended	Ended	Ended
	9/30/10	9/30/10	9/30/10	3/31/10
Boston Trust Small Cap Fund1,*	0.87%	14.99%	4.22%	6.77%

Russell 2000® Index	0.25%	13.35%	1.60%	4.00%

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Boston Trust Small Cap Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

*

The quoted performance for the Fund reflects the performance of a collective investment fund that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The performance of the collective investment fund has been restated to reflect the net expenses of the Fund after all expenses at an annual rate of 1.25%, the Adviser’s expense limitation for its initial year of investment operations. The performance of the collective investment fund was restated to reflect the expenses associated with the mutual fund. The collective investment fund was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the collective investment fund had been registered, the collective investment fund’s performance may have been adversely affected.

The Boston Trust Small Cap Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Fund Net Asset Value:	$11.62
Gross Expense Ratio[1]:	1.16%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2010. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.02%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2010 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2011 and may be terminated only upon mutual agreement of the Fund and the Adviser.

Schedule of Portfolio Investments	Boston Trust Balanced Fund September 30, 2010 (Unaudited)

COMMON STOCKS (68.0%)
Security Description	Shares	Value ($)

Consumer Discretionary (6.1%)
Comcast Corp., Class A	100,000	1,808,000
Johnson Controls, Inc.	30,000	915,000
NIKE, Inc., Class B	30,000	2,404,200
Omnicom Group, Inc.	50,000	1,974,000
Ross Stores, Inc.	35,000	1,911,700
Staples, Inc.	25,000	523,000
Target Corp.	50,000	2,672,000
		12,207,900
Consumer Products (10.9%)
Costco Wholesale Corp.	35,000	2,257,150
Diageo PLC, Sponsored ADR	25,000	1,725,250
Kellogg Co.	60,000	3,030,600
McCormick & Co., Inc.	75,000	3,153,000
PepsiCo, Inc.	40,000	2,657,600
Procter & Gamble Co.	60,000	3,598,200
SYSCO Corp.	125,000	3,565,000
Walgreen Co.	60,000	2,010,000
		21,996,800
Energy (8.4%)
Apache Corp.	20,000	1,955,200
Chevron Corp.	40,000	3,242,000
ConocoPhillips	45,000	2,584,350
Exxon Mobil Corp.	99,843	6,169,299
Schlumberger Ltd.	50,000	3,080,500
		17,031,349
Financial Services (10.0%)
Bank of America Corp.	50,000	655,500
BB&T Corp.	25,000	602,000
Chubb Corp.	50,000	2,849,500
Cincinnati Financial Corp.	125,000	3,606,250
Comerica, Inc.	50,000	1,857,500
JPMorgan Chase & Co.	35,000	1,332,450
M&T Bank Corp.	15,000	1,227,150
Northern Trust Corp.	25,000	1,206,000
PNC Financial Services Group, Inc.	25,000	1,297,750
State Street Corp.	30,000	1,129,800
SunTrust Banks, Inc.	50,000	1,291,500
T. Rowe Price Group, Inc.	60,000	3,003,900
		20,059,300
Health Care (7.4%)
Becton, Dickinson & Co.	37,500	2,778,750
C.R. Bard, Inc.	32,500	2,646,475
DENTSPLY International, Inc.	60,000	1,918,200
Johnson & Johnson, Inc.	30,000	1,858,800
Medtronic, Inc.	40,000	1,343,200
Saint Jude Medical, Inc.(a)	35,000	1,376,900
Stryker Corp.	25,000	1,251,250
Varian Medical Systems, Inc.(a)	30,000	1,815,000
		14,988,575
Industrial Materials (3.6%)
Air Products & Chemicals, Inc.	25,000	2,070,500
AptarGroup, Inc.	40,000	1,826,800
Ecolab, Inc.	25,000	1,268,500
Sigma-Aldrich Corp.	35,000	2,113,300
		7,279,100

Security Description	Shares or Principal Amount ($)	Value ($)

Industrial Products & Services (11.3%)
Donaldson Co., Inc.	75,000	3,534,750
Emerson Electric Co.	75,000	3,949,500
Hubbell, Inc., Class B	25,000	1,268,750
Illinois Tool Works, Inc.	60,000	2,821,200
Precision Castparts Corp.	30,000	3,820,500
Rockwell Collins, Inc.	40,000	2,330,000
United Parcel Service, Inc., Class B	30,000	2,000,700
W.W. Grainger, Inc.	25,000	2,977,750
		22,703,150
Information Technology (10.3%)
Accenture PLC, Class A	60,000	2,549,400
Automatic Data Processing, Inc.	75,000	3,152,250
Cisco Systems, Inc.(a)	125,000	2,737,500
EMC Corp.(a)	150,000	3,046,500
International Business Machines Corp.	20,000	2,682,800
Microsoft Corp.	135,000	3,306,150
Oracle Corp.	120,000	3,222,000
		20,696,600
TOTAL COMMON STOCKS (Cost $97,801,847)		136,962,774

CORPORATE BONDS (4.4%)
Basic Materials (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13	300,000	320,288

Consumer Products (0.3%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	583,960

Financial Services (3.0%)
American Express Bank FSB, BKNT, 6.00%,
9/13/17	200,000	228,452
American Express Co.
7.00%, 3/19/18	1,500,000	1,809,277
8.13%, 5/20/19	1,675,000	2,166,643
John Deere Capital Corp., Series D, 5.35%,
4/3/18	1,000,000	1,160,798
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/1/18	500,000	717,078
		6,082,248
Industrial Products & Services (0.2%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	350,540

Information Technology (0.4%)
Oracle Corp., 5.75%, 4/15/18	750,000	893,157

Telecommunications (0.3%)
AT&T, Inc., 5.63%, 6/15/16	500,000	581,511

TOTAL CORPORATE BONDS (Cost $7,362,631)		8,811,704

MUNICIPAL BONDS (3.3%)
Florida (0.7%)
Florida State Board of Education, Series A, GO,
4.75%, 1/1/20, Callable 1/1/12 @ 101	300,000	319,173
Florida State Board of Education, Series D, GO,
5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,130,600
		1,449,773

8	See Notes to Financial Statements

Schedule of Portfolio Investments (cont.)	Boston Trust Balanced Fund September 30, 2010 (Unaudited)

MUNICIPAL BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Value ($)

Illinois (0.8%)
Illinois State, GO, 5.00%, 4/1/24, Callable
4/1/17 @ 100	500,000	519,060
Illinois State, Series A
5.00%, 3/1/22, Callable 3/1/14 @ 100	750,000	773,632
5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	254,890
		1,547,582
Massachusetts (0.9%)
Massachusetts State Health & Educational
Facilities Authority Revenue, Series A, 5.00%,
12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,742,055

Ohio (0.3%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	500,000	538,710

Washington (0.1%)
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	282,250

Wisconsin (0.5%)
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	224,462

Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100	750,000	873,390
		1,097,852
TOTAL MUNICIPAL BONDS (Cost $6,412,250)		6,658,222

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (22.8%)
Federal Home Loan Bank
2.25%, 4/13/12	7,500,000	7,708,042
4.88%, 12/14/12	13,000,000	14,216,358
5.00%, 10/13/11	1,500,000	1,572,318
5.25%, 6/10/11	1,500,000	1,549,463
5.25%, 9/13/13	5,000,000	5,642,070
5.25%, 12/9/22	1,000,000	1,197,645
5.38%, 6/8/12	5,000,000	5,411,665
Government National Mortgage Association
6.00%, 10/15/36	1,471,903	1,599,782
U.S. Treasury Inflation Protected Bonds
1.25%, 7/15/20	5,000,000	5,251,729
3.50%, 1/15/11	1,500,000	1,896,383
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,436,407)		46,045,455

INVESTMENT COMPANIES (1.0%)
Victory Federal Money Market, Investor Shares,
0.01% (b) (Cost $1,963,739)	1,963,739	1,963,739
Total Investments (Cost $156,976,874) — 99.5%		200,441,894
Other assets in excess of liabilities — 0.5%		970,833

NET ASSETS — 100.0%		$201,412,727

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2010.
ADR	American Depositary Receipt
BKNT	Bank Note
FSB	Federal Savings Bank
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Financial Statements	9

Financial Statements	Boston Trust Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $156,976,874)	$200,441,894
Interest and dividends receivable	959,059
Receivable for capital shares issued	194,064
Prepaid expenses and other assets	12,886
Total Assets	201,607,903
Liabilities:
Payable for capital shares redeemed	19,300
Accrued expenses and other liabilities:
Investment adviser	121,492
Chief compliance officer	1,899
Administration and accounting	6,623
Custodian	7,445
Transfer agent	3,811
Trustee	4,445
Other	30,161
Total Liabilities	195,176
Net Assets	$201,412,727
Composition of Net Assets:
Capital	$158,117,936
Accumulated net investment income	2,368,419
Accumulated net realized losses from investment transactions	(2,538,648)
Net unrealized appreciation from investments	43,465,020
Net Assets	$201,412,727
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,019,895
Net Asset Value, Offering Price and Redemption Price per share	$28.69

STATEMENT OF OPERATIONS
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Interest	$1,189,432
Dividends	1,342,509
Total Investment Income	2,531,941
Expenses:
Investment adviser	743,275
Administration and accounting	201,735
Trustee	9,227
Custodian	18,329
Transfer agency	9,296
Chief compliance officer	5,979
Printing	15,953
Professional	36,690
Other	22,343
Total expenses before fee reductions	1,062,827
Fees voluntarily reduced by the administrator	(62,476)
Fees contractually reduced by the investment adviser	(9,285)
Net Expenses	991,066
Net Investment Income	1,540,875
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	36,639
Change in unrealized appreciation/depreciation from investments	(1,686,496)
Net realized/ unrealized losses from investments	(1,649,857)

Change in Net Assets Resulting From Operations	$(108,982)

10	See Notes to Financial Statements

Financial Statements	Boston Trust Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS
	For the six
	months ended
	September 30,	For the year ended
	2010	March 31,
	(Unaudited)	2010
Investment Activities:
Operations:
Net investment income	$1,540,875	$3,221,977
Net realized gains from investment transactions	36,639	946,272
Change in unrealized appreciation/depreciation from investments	(1,686,496)	34,043,468
Change in net assets resulting from operations	(108,982)	38,211,717

Dividends:
Net investment income	—	(3,153,684)
Change in net assets resulting from shareholder dividends	—	(3,153,684)

Capital Share Transactions:
Proceeds from shares issued	7,843,237	26,227,435
Dividends reinvested	—	3,011,645
Cost of shares redeemed	(6,633,046)	(12,386,127)
Change in net assets resulting from capital share transactions	1,210,191	16,852,953

Change in net assets	1,101,209	51,910,986

Net Assets:
Beginning of period	200,311,518	148,400,532
End of period	$201,412,727	$200,311,518

Share Transactions:
Issued	275,396	973,787
Reinvested	—	109,834
Redeemed	(238,635)	(461,327)
Change in shares	36,761	622,294
Accumulated net investment income	$2,368,419	$827,544

See Notes to Financial Statements	11

Financial Statements	Boston Trust Balanced Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the years indicated.

	For the six
	months ended		For the year	For the year		For the year	For the year	For the year
	September 30,		ended	ended		ended	ended	ended
	2010		March 31,	March 31,		March 31,	March 31,	March 31,
	(Unaudited)		2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$28.69		$23.33	$30.31		$29.87	$29.11	$28.77

Investment Activities:
Net investment income	0.22		0.47	0.49	(a)	0.46	0.46	0.53
Net realized and unrealized gains (losses) from investment transactions	(0.22)		5.36	(6.11)		1.42	2.13	0.88
Total from investment activities	—		5.83	(5.62)		1.88	2.59	1.41

Dividends:
Net investment income	—		(0.47)	(0.52)		(0.45)	(0.43)	(0.52)
Net realized gains from investments	—		—	(0.84)		(0.99)	(1.40)	(0.55)
Total dividends	—		(0.47)	(1.36)		(1.44)	(1.83)	(1.07)
Net Asset Value, End of Period	$28.69		$28.69	$23.33		$30.31	$29.87	$29.11
Total Return	—%	(b)	25.08%	(18.68)%		6.06%	8.98%	4.97%

Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$201,413		$200,312	$148,401		$183,314	$170,307	$164,475
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.55%	(c)	1.84%	1.80%		1.46%	1.50%	1.76%
Ratio of expenses (before fee reductions) to average net assets(d)	1.07%	(c)	1.08%	1.08%		1.08%	1.07%	1.08%
Portfolio turnover rate	7.27%	(b)	12.90%	21.30%		33.49%	37.24%	29.77%

(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.

12	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Equity Fund September 30, 2010 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Value ($)

Consumer Discretionary (6.9%)
Comcast Corp., Class A	35,000	632,800
Johnson Controls, Inc.	18,000	549,000
NIKE, Inc., Class B	5,000	400,700
Omnicom Group, Inc.	25,000	987,000
Ross Stores, Inc.	5,000	273,100
Target Corp.	15,000	801,600
		3,644,200
Consumer Products (14.8%)
Costco Wholesale Corp.	15,000	967,350
Diageo PLC, Sponsored ADR	15,000	1,035,150
Kellogg Co.	12,500	631,375
McCormick & Co., Inc.	25,000	1,051,000
PepsiCo, Inc.	15,000	996,600
Procter & Gamble Co.	15,000	899,550
SYSCO Corp.	50,000	1,426,000
Walgreen Co.	25,000	837,500
		7,844,525
Energy (11.6%)
Apache Corp.	12,000	1,173,120
Chevron Corp.	12,500	1,013,125
ConocoPhillips	10,000	574,300
Exxon Mobil Corp.	35,000	2,162,650
Schlumberger Ltd.	20,000	1,232,200
		6,155,395
Financial Services (15.3%)
Bank of America Corp.	20,000	262,200
Chubb Corp.	20,000	1,139,800
Cincinnati Financial Corp.	45,000	1,298,250
Comerica, Inc.	20,000	743,000
JPMorgan Chase & Co.	12,500	475,875
M&T Bank Corp.	7,500	613,575
Northern Trust Corp.	7,500	361,800
PNC Financial Services Group, Inc.	12,500	648,875
State Street Corp.	15,000	564,900
SunTrust Banks, Inc.	20,000	516,600
T. Rowe Price Group, Inc.	30,000	1,501,950
		8,126,825
Health Care (11.5%)
Becton, Dickinson & Co.	15,000	1,111,500
C.R. Bard, Inc.	12,500	1,017,875
DENTSPLY International, Inc.	30,000	959,100
Johnson & Johnson, Inc.	7,500	464,700
Medtronic, Inc.	22,500	755,550
Saint Jude Medical, Inc.(a)	10,000	393,400
Stryker Corp.	12,500	625,625
Varian Medical Systems, Inc.(a)	12,500	756,250
		6,084,000
Industrial Materials (6.6%)
Air Products & Chemicals, Inc.	10,000	828,200
AptarGroup, Inc.	15,000	685,050
Ecolab, Inc.	15,000	761,100
Sigma-Aldrich Corp.	20,000	1,207,600
		3,481,950
Industrial Products & Services (16.7%)
Donaldson Co., Inc.	25,000	1,178,250
Emerson Electric Co.	37,500	1,974,750
Hubbell, Inc., Class B	3,500	177,625
Illinois Tool Works, Inc.	25,000	1,175,500
Precision Castparts Corp.	15,000	1,910,250
Rockwell Collins, Inc.	15,000	873,750
United Parcel Service, Inc., Class B	2,500	166,725
W.W. Grainger, Inc.	11,500	1,369,765
		8,826,615
Information Technology (15.7%)
Accenture PLC, Class A	25,000	1,062,250
Automatic Data Processing, Inc.	25,000	1,050,750
Cisco Systems, Inc.(a)	55,000	1,204,500
EMC Corp.(a)	80,000	1,624,800
International Business Machines Corp.	5,000	670,700
Microsoft Corp.	55,000	1,346,950
Oracle Corp.	50,000	1,342,500
		8,302,450
TOTAL COMMON STOCKS (Cost $35,456,712)		52,465,960

INVESTMENT COMPANIES (0.8%)
Victory Federal Money Market, Investor Shares, 0.01% (b) (Cost $425,438)	425,438	425,438
Total Investments (Cost $35,882,150) — 99.9%		52,891,398
Other assets in excess of liabilities — 0.1%		60,448
NET ASSETS — 100.0%		$52,951,846

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2010.
ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements	13

Financial Statements	Boston Trust Equity Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $35,882,150)	$52,891,398
Dividends receivable	104,156
Prepaid expenses and other assets	3,308
Total Assets	52,998,862

Liabilities:
Accrued expenses and other liabilities:
Investment adviser	30,261
Chief compliance officer	451
Administration and accounting	2,111
Custodian	2,012
Transfer agent	3,524
Trustee	1,056
Other	7,601
Total Liabilities	47,016

Net Assets	$52,951,846

Composition of Net Assets:
Capital	$38,916,131
Accumulated net investment income	346,608
Accumulated net realized losses from investment transactions	(3,320,141)
Net unrealized appreciation from investments	17,009,248

Net Assets	$52,951,846

Shares outstanding (par value $0.01, unlimited number of shares authorized)	4,259,693
Net Asset Value, Offering Price and Redemption Price per share	$12.43

STATEMENT OF OPERATIONS
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$487,927
Total Investment Income	487,927

Expenses:
Investment adviser	193,533
Administration and accounting	53,723
Trustee	2,292
Custodian	5,213
Transfer agency	8,958
Chief compliance officer	1,494
Printing	4,355
Professional	9,200
Other	5,661
Total expenses before fee reductions	284,429
Fees voluntarily reduced by the administrator	(16,258)
Fees contractually reduced by the investment adviser	(10,142)
Net Expenses	258,029

Net Investment Income	229,898

Net Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions	(28,841)
Change in unrealized appreciation/depreciation from investments	(991,448)
Net realized/ unrealized losses from investments	(1,020,289)

Change in Net Assets Resulting From Operations	$(790,391)

14	See Notes to Financial Statements

Financial Statements	Boston Trust Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended
	September 30,	For the year ended
	2010	March 31,
	(Unaudited)	2010
Investment Activities:
Operations:
Net investment income	$229,898	$440,449
Net realized gains (losses) from investment transactions	(28,841)	774,817
Change in unrealized appreciation/depreciation from investments	(991,448)	16,019,763
Change in net assets resulting from operations	(790,391)	17,235,029
Dividends:
Net investment income	—	(435,641)
Change in net assets resulting from shareholder dividends	—	(435,641)
Capital Share Transactions:
Proceeds from shares issued	1,292,273	2,198,669
Dividends reinvested	—	393,025
Cost of shares redeemed	(1,133,384)	(4,506,458)
Change in net assets resulting from capital share transactions	158,889	(1,914,764)
Change in net assets	(631,502)	14,884,624
Net Assets:
Beginning of period	53,583,348	38,698,724
End of period	$52,951,846	$53,583,348
Share Transactions:
Issued	109,255	200,783
Reinvested	—	33,279
Redeemed	(94,377)	(401,965)
Change in shares	14,878	(167,903)
Accumulated net investment income	$346,608	$116,710

See Notes to Financial Statements	15

Financial Statements	Boston Trust Equity Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the years indicated.

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	September 30,		ended	ended	ended	ended	ended
	2010		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.62		$8.77	$13.17	$13.17	$12.39	$11.86
Investment Activities:
Net investment income	0.05		0.10	0.10 (a)	0.08	0.09	0.09
Net realized and unrealized gains (losses)
from investment transactions	(0.24)		3.85	(4.40)	0.30	1.04	0.65
Total from investment activities	(0.19)		3.95	(4.30)	0.38	1.13	0.74
Dividends:
Net investment income	—		(0.10)	(0.10)	(0.08)	(0.08)	(0.09)
Net realized gains from investments	—		—	—	(0.30)	(0.27)	(0.12)
Total dividends	—		(0.10)	(0.10)	(0.38)	(0.35)	(0.21)
Net Asset Value, End of Period	$12.43		$12.62	$8.77	$13.17	$13.17	$12.39
Total Return	(1.51	)%(b)	45.13%	(32.73)%	2.59%	9.20%	6.23%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$52,952		$53,583	$38,699	$65,050	$59,884	$48,574
Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.89	%(c)	0.92%	0.86%	0.55%	0.71%	0.73%
Ratio of expenses (before fee reductions) to average net assets(d)	1.10	%(c)	1.11%	1.10%	1.10%	1.11%	1.11%
Portfolio turnover rate	4.59	%(b)	19.90%	28.85%	23.53%	21.48%	20.44%

(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.

16	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Midcap Fund September 30, 2010 (Unaudited)

COMMON STOCKS (97.4%)
Security Description	Shares	Value ($)

Consumer Discretionary (13.0%)
Abercrombie & Fitch Co., Class A	2,600	102,232
Advance Auto Parts, Inc.	4,500	264,060
Autoliv, Inc.	4,830	315,544
Cablevision Systems Corp., Class A	9,000	235,710
Coach, Inc.	4,500	193,320
Guess?, Inc.	5,500	223,465
John Wiley & Sons, Inc., Class A	2,600	106,236
O’Reilly Automotive, Inc.(a)	6,700	356,440
Omnicom Group, Inc.	7,750	305,970
Ross Stores, Inc.	7,300	398,726
		2,501,703
Consumer Products (8.3%)
Alberto-Culver Co.	12,000	451,800
Brown-Forman Corp., Class B	4,625	285,085
Church & Dwight Co., Inc.	5,500	357,170
Clorox Co.	2,500	166,900
McCormick & Co., Inc.	7,850	330,014
		1,590,969
Energy (7.3%)
Cabot Oil & Gas Corp.	6,200	186,682
Core Laboratories NV	2,600	228,904
Denbury Resources, Inc.(a)	9,000	143,010
FMC Technologies, Inc.(a)	4,825	329,499
Murphy Oil Corp.	6,000	371,520
QEP Resources, Inc.	4,750	143,165
		1,402,780
Financial Services (15.9%)
Bank of Hawaii Corp.	4,200	188,664
Cincinnati Financial Corp.	13,905	401,159
Comerica, Inc.	8,025	298,129
Commerce Bancshares, Inc.	5,375	202,046
Digital Realty Trust, Inc.	2,600	160,420
IntercontinentalExchange, Inc.(a)	2,000	209,440
Jones Lang LaSalle, Inc.	1,675	144,502
M&T Bank Corp.	3,650	298,607
Morningstar, Inc.(a)	5,875	261,790
SEI Investments Co.	12,000	244,080
T. Rowe Price Group, Inc.	7,250	362,971
TD Ameritrade Holding Corp.(a)	8,525	137,679
The NASDAQ OMX Group, Inc.(a)	8,000	155,440
		3,064,927
Health Care (11.5%)
C.R. Bard, Inc.	4,550	370,507
DENTSPLY International, Inc.	7,500	239,775
Gen-Probe, Inc.(a)	5,200	251,992
IDEXX Laboratories, Inc.(a)	2,650	163,558
Patterson Cos., Inc.	6,900	197,685
Pharmaceutical Product Development, Inc.	5,875	145,641
ResMed, Inc.(a)	5,600	183,736
Techne Corp.	2,200	135,806
Varian Medical Systems, Inc.(a)	4,200	254,100
Waters Corp.(a)	3,700	261,886
		2,204,686
Industrial Materials (5.4%)
AptarGroup, Inc.	7,300	333,391
Ecolab, Inc.	5,725	290,487
Sigma-Aldrich Corp.	7,025	424,169
		1,048,047
Industrial Products & Services (16.3%)
AMETEK, Inc.	7,000	334,390
C.H. Robinson Worldwide, Inc.	4,150	290,168
CLARCOR, Inc.	6,950	268,478
Donaldson Co., Inc.	7,800	367,614
Expeditors International of Washington, Inc.	5,200	240,396
L-3 Communications Holdings, Inc.	1,250	90,338
Lincoln Electric Holdings, Inc.	6,250	361,375
Mettler-Toledo International, Inc.(a)	2,800	348,432
Rockwell Collins, Inc.	6,450	375,712
W.W. Grainger, Inc.	3,925	467,507
		3,144,410
Information Technology (15.2%)
Amdocs Ltd.(a)	7,000	200,620
BMC Software, Inc.(a)	9,250	374,440
Check Point Software Technologies Ltd.(a)	10,400	384,072
Citrix Systems, Inc.(a)	5,225	356,554
F5 Networks, Inc.(a)	2,200	228,382
FactSet Research Systems, Inc.	3,200	259,616
Fiserv, Inc.(a)	2,250	121,095
Intuit, Inc.(a)	4,750	208,097
Paychex, Inc.	4,700	129,203
Skyworks Solutions, Inc.(a)	9,250	191,290
Teradata Corp.(a)	12,100	466,576
		2,919,945
Telecommunications (1.0%)
NII Holdings, Inc.(a)	4,650	191,115

Utilities (3.5%)
AGL Resources, Inc.	4,150	159,194
Energen Corp.	3,500	160,020
NSTAR	6,700	263,645
Questar Corp.	4,750	83,268
		666,127
TOTAL COMMON STOCKS (Cost $14,297,525)		18,734,709
INVESTMENT COMPANIES (3.2%)
Victory Federal Money Market, Investor Shares, 0.01% (b) (Cost $618,843)	618,843	618,843
Total Investments (Cost $14,916,368) — 100.6%		19,353,552
Liabilities in excess of other assets — (0.6)%		(110,898)
NET ASSETS — 100.0%		$19,242,654

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2010.
NV	Naamloze Venootschap (Dutch Corporation)

See Notes to Financial Statements	17

Financial Statements	Boston Trust Midcap Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $14,916,368)	$19,353,552
Dividends receivable	12,822
Receivable for capital shares issued	36,165
Prepaid expenses and other assets	3,498
Total Assets	19,406,037
Liabilities:
Payable for investments purchased	144,530
Accrued expenses and other liabilities:
Investment adviser	8,697
Chief compliance officer	166
Administration and accounting	1,269
Custodian	1,524
Transfer agent	3,714
Trustee	390
Other	3,093
Total Liabilities	163,383
Net Assets	$19,242,654
Composition of Net Assets:
Capital	$14,442,919
Accumulated net investment income	17,927
Accumulated net realized gains from investment transactions	344,624
Net unrealized appreciation from investments	4,437,184
Net Assets	$19,242,654
Shares outstanding (par value $0.01, unlimited number of shares authorized)	1,883,966
Net Asset Value, Offering Price and Redemption Price per share	$10.21

STATEMENT OF OPERATIONS
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$100,796
Foreign tax withholding	(300)
Total Investment Income	100,496
Expenses:
Investment adviser	64,335
Administration and accounting	19,707
Trustee	875
Custodian	4,063
Transfer agency	9,988
Chief compliance officer	560
Printing	2,124
Professional	3,348
Other	4,435
Total expenses before fee reductions	109,435
Fees voluntarily reduced by the administrator	(5,403)
Fees contractually reduced by the investment adviser	(18,170)
Net Expenses	85,862
Net Investment Income	14,634
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	624,203
Change in unrealized appreciation/depreciation from investments	786,515
Net realized/unrealized gains from investments	1,410,718
Change in Net Assets Resulting From Operations	$1,425,352

18	See Notes to Financial Statements

Financial Statements	Boston Trust Midcap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended
	September 30,	For the year ended
	2010	March 31,
	(Unaudited)	2010
Investment Activities:
Operations:
Net investment income	$14,634	$29,258
Net realized gains from investment transactions	624,203	74,712
Change in unrealized appreciation/depreciation from investments	786,515	4,650,605
Change in net assets resulting from operations	1,425,352	4,754,575
Dividends:
Net investment income	—	(33,641)
Change in net assets resulting from shareholder dividends	—	(33,641)
Capital Share Transactions:
Proceeds from shares issued	1,639,076	4,098,321
Dividends reinvested	—	31,914
Cost of shares redeemed	(130,446)	(561,325)
Change in net assets resulting from capital share transactions	1,508,630	3,568,910
Change in net assets	2,933,982	8,289,844
Net Assets:
Beginning of period	16,308,672	8,018,828
End of period	$19,242,654	$16,308,672
Share Transactions:
Issued	170,742	474,162
Reinvested	—	3,714
Redeemed	(14,234)	(69,958)
Change in shares	156,508	407,918
Accumulated net investment income	$17,927	$3,293

See Notes to Financial Statements	19

Financial Statements	Boston Trust Midcap Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months ended		For the year	For the year	For the year
	September 30,		ended	ended	ended
	2010		March 31,	March 31,	March 31,
	(Unaudited)		2010	2009	2008(a)
Net Asset Value, Beginning of Period	$9.44		$6.08	$9.23	$10.00
Investment Activities:
Net investment income	0.01		0.02	0.02 (b)	0.01
Net realized and unrealized gains (losses) from investment transactions	0.76		3.36	(3.07)	(0.71)
Total from investment activities	0.77		3.38	(3.05)	(0.70)
Dividends:
Net investment income	—		(0.02)	(0.02)	—	(c)
Net realized gains from investments	—		—	(0.08)	(0.07)
Total dividends	—		(0.02)	(0.10)	(0.07)
Net Asset Value, End of Period	$10.21		$9.44	$6.08	$9.23
Total Return	8.16	%(d)	55.68%	(33.03)%	(7.05	)%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$19,243		$16,309	$8,019	$13,433
Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Ratio of net investment income to average net assets	0.17	%(e)	0.26%	0.24%	0.29	%(e)
Ratio of expenses (before fee reductions) to average net assets(f)	1.27	%(e)	1.32%	1.48%	1.58	%(e)
Portfolio turnover rate	9.03	%(d)	26.44%	22.93%	17.87	%(d)

(a)	Commenced operations on September 24, 2007.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.

20	See Notes to Financial Statements

Schedule of Portfolio Investments	Boston Trust Small Cap Fund September 30, 2010 (Unaudited)

COMMON STOCKS (97.4%)
Security Description	Shares	Value ($)

Consumer Discretionary (13.6%)
Ambassadors Group, Inc.	32,200	365,148
Capella Education Co.(a)	38,600	2,996,132
Gentex Corp.	132,650	2,588,001
Hibbett Sports, Inc.(a)	62,150	1,550,643
John Wiley & Sons, Inc., Class A	83,250	3,401,595
LKQ Corp.(a)	125,900	2,618,720
Lululemon Athletica, Inc.(a)	85,300	3,814,616
NutriSystem, Inc.	37,425	720,057
Tempur-Pedic International, Inc.(a)	79,600	2,467,600
Under Armour, Inc., Class A(a)	53,000	2,387,120
Universal Technical Institute, Inc.	36,700	717,485
		23,627,117
Consumer Products (3.1%)
Diamond Foods, Inc.	30,950	1,268,641
Hain Celestial Group, Inc.(a)	39,900	956,802
Lifeway Foods, Inc.(a)	84,800	892,096
United Natural Foods, Inc.(a)	68,525	2,270,918
		5,388,457
Energy (3.5%)
CARBO Ceramics, Inc.	47,700	3,863,700
CREDO Petroleum Corp.(a)	74,550	615,783
Dawson Geophysical Co.(a)	19,675	524,339
T-3 Energy Services, Inc.(a)	44,350	1,159,752
		6,163,574
Financial Services (18.9%)
Bank of Hawaii Corp.	76,950	3,456,594
Corporate Office Properties	63,050	2,352,395
Dime Community Bancshares	243,575	3,373,514
DuPont Fabros Technology, Inc.	52,300	1,315,345
East West Bancorp, Inc.	50,700	825,396
eHealth, Inc.(a)	108,650	1,403,758
Horace Mann Educators Corp.	119,200	2,119,376
Independent Bank Corp.	66,200	1,490,824
Investment Technology Group, Inc.(a)	105,600	1,501,632
Ocwen Financial Corp.(a)	129,900	1,317,186
Orrstown Financial Services, Inc.	34,800	805,968
Parkway Properties, Inc.	52,050	770,340
Signature Bank(a)	54,400	2,112,896
Southside Bancshares, Inc.	71,900	1,358,191
TCF Financial Corp.	166,900	2,702,111
UMB Financial Corp.	79,500	2,823,045
Umpqua Holdings Corp.	172,725	1,958,702
Wilshire Bancorp, Inc.	159,300	1,041,822
		32,729,095
Health Care (13.4%)
Bruker Corp.(a)	64,600	906,338
Cantel Medical Corp.	40,050	648,810
Computer Programs & Systems, Inc.	17,675	752,425
Dionex Corp.(a)	43,150	3,729,886
Gen-Probe, Inc.(a)	25,400	1,230,884
ICU Medical, Inc.(a)	37,900	1,413,291
Immucor, Inc.(a)	22,225	440,722
Landauer, Inc.	51,725	3,239,537
Martek Biosciences Corp.(a)	66,775	1,511,118
Meridian Bioscience, Inc.	132,525	2,899,647
Neogen Corp.(a)	57,725	1,953,991
Nutraceutical International Corp.(a)	31,125	488,351
West Pharmaceutical Services, Inc.	63,225	2,169,250
Wright Medical Group, Inc.(a)	49,250	709,693
ZOLL Medical Corp.(a)	35,450	1,143,971
		23,237,914
Industrial Materials (3.3%)
Commercial Metals Co.	97,600	1,414,224
Minerals Technologies, Inc.	42,250	2,489,370
Quaker Chemical Corp.	54,450	1,772,892
		5,676,486
Industrial Products & Services (16.6%)
American Science & Engineering, Inc.	9,700	714,405
Apogee Enterprises, Inc.	95,400	872,910
Baldor Electric Co.	106,400	4,298,560
CLARCOR, Inc.	96,000	3,708,480
ESCO Technologies, Inc.	28,975	963,709
Fuel-Tech, Inc.(a)	50,675	317,732
Genesee & Wyoming, Inc., Class A(a)	90,800	3,939,812
Herman Miller, Inc.	35,600	700,608
Layne Christensen Co.(a)	24,700	639,483
Lindsay Manufacturing Co.	33,250	1,440,390
Met-Pro Corp.	42,075	424,537
Middleby Corp.(a)	29,575	1,874,759
Simpson Manufacturing Co., Inc.	68,300	1,760,774
SunPower Corp., Class B(a)	19,800	274,428
Team, Inc.(a)	62,700	1,079,067
Wabtec Corp.	78,900	3,770,631
Watts Water Technologies, Inc., Class A	61,300	2,087,265
		28,867,550
Information Technology (20.9%)
Blackbaud, Inc.	70,350	1,691,214
Blackboard, Inc.(a)	35,550	1,281,222
Blue Coat Systems, Inc.(a)	58,600	1,409,916
Coherent, Inc.(a)	30,425	1,217,304
CommVault Systems, Inc.(a)	37,050	964,411
Itron, Inc.(a)	11,725	717,922
J2 Global Communications, Inc.(a)	116,875	2,780,456
K12, Inc.(a)	33,700	978,311
Liquidity Services, Inc.(a)	73,300	1,173,533
National Instruments Corp.	66,600	2,175,156
Net 1 UEPS Technologies, Inc.(a)	113,100	1,307,436
Plantronics, Inc.	125,500	4,239,390
Polycom, Inc.(a)	137,000	3,737,360
Power Integrations, Inc.	89,575	2,847,589
Quality Systems, Inc.	46,900	3,109,939
Renaissance Learning, Inc.	59,800	609,362
Riverbed Technology, Inc.(a)	54,300	2,474,994
Sapient Corp.	75,750	906,728
Skyworks Solutions, Inc.(a)	86,950	1,798,126
STR Holdings, Inc.(a)	38,500	829,290
		36,249,659
Utilities (4.1%)
American States Water Co.	13,800	493,764
New Jersey Resources Corp.	83,600	3,278,792
Ormat Technologies, Inc.	17,125	499,536
South Jersey Industries, Inc.	56,275	2,783,924
		7,056,016
TOTAL COMMON STOCKS (Cost $147,406,217)		168,995,868
INVESTMENT COMPANIES (2.7%)
Victory Federal Money Market, Investor Shares, 0.01% (b) (Cost $4,561,259)	4,561,259	4,561,259
Total Investments (Cost $151,967,476) — 100.1%		173,557,127
Liabilities in excess of other assets — (0.1)%		(99,711)
NET ASSETS — 100.0%		$173,457,416

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2010.

See Notes to Financial Statements	21

Financial Statements	Boston Trust Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $151,967,476)	$173,557,127
Dividends receivable	199,287
Receivable for capital shares issued	104,039
Prepaid expenses and other assets	15,023
Total Assets	173,875,476
Liabilities:
Payable for investments purchased	264,185
Accrued expenses and other liabilities:
Investment adviser	98,162
Chief compliance officer	1,306
Administration and accounting	5,309
Custodian	7,232
Transfer agent	17,604
Trustee	3,058
Other	21,204
Total Liabilities	418,060
Net Assets	$173,457,416
Composition of Net Assets:
Capital	$147,640,765
Accumulated net investment income	292,657
Accumulated net realized gains from investment transactions	3,934,343
Net unrealized appreciation from investments	21,589,651
Net Assets	$173,457,416
Shares outstanding (par value $0.01, unlimited number of shares authorized)	14,928,354
Net Asset Value, Offering Price and Redemption Price per share	$11.62

STATEMENT OF OPERATIONS
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$961,069
Total Investment Income	961,069
Expenses:
Investment adviser	578,776
Administration and accounting	157,156
Trustee	7,825
Custodian	22,562
Transfer agency	53,264
Chief compliance officer	4,987
Printing	16,064
Professional	29,805
Other	26,090
Total expenses before fee reductions	896,529
Fees voluntarily reduced by the administrator	(48,706)
Fees contractually reduced by the investment adviser	(75,012)
Net Expenses	772,811
Net Investment Income	188,258
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	1,645,685
Change in unrealized appreciation/depreciation from investments	(98,895)
Net realized/unrealized gains from investments	1,546,790
Change in Net Assets Resulting From Operations	$1,735,048

22	See Notes to Financial Statements

Financial Statements	Boston Trust Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended
	September 30,	For the year ended
	2010	March 31,
	(Unaudited)	2010
Investment Activities:
Operations:
Net investment income	$188,258	$226,806
Net realized gains from investment transactions	1,645,685	5,571,322
Change in unrealized appreciation/depreciation from investments	(98,895)	28,303,344
Change in net assets resulting from operations	1,735,048	34,101,472
Dividends:
Net investment income	—	(147,516)
Change in net assets resulting from shareholder dividends	—	(147,516)
Capital Share Transactions:
Proceeds from shares issued	46,655,925	83,648,260
Dividends reinvested	—	125,768
Cost of shares redeemed	(8,444,973)	(6,524,057)
Cost of in-kind shares redeemed(a)	—	(3,196,449)
Change in net assets resulting from capital share transactions	38,210,952	74,053,522
Change in net assets	39,946,000	108,007,478
Net Assets:
Beginning of period	133,511,416	25,503,938
End of period	$173,457,416	$133,511,416
Share Transactions:
Issued	4,085,780	8,971,228
Reinvested	—	12,282
Redeemed	(746,524)	(650,734)
Redeemed in-kind	—	(278,774)
Change in shares	3,339,256	8,054,002
Accumulated net investment income	$292,657	$104,399

(a)	See Note 7 in Notes to Financial Statements.

See Notes to Financial Statements	23

Financial Statements	Boston Trust Small Cap Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	September 30,		ended	ended	ended	ended	ended
	2010		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2010	2009	2008	2007	2006(a)
Net Asset Value, Beginning of Period	$11.52		$7.21	$10.92	$11.55	$10.94	$10.00
Investment Activities:
Net investment income (loss)	0.01		0.02	0.02(b)	0.03	(0.01)	—
Net realized and unrealized gains (losses) from investment transactions	0.09		4.31	(3.64)	(0.14)	0.85	0.94
Total from investment activities	0.10		4.33	(3.62)	(0.11)	0.84	0.94
Dividends:
Net investment income	—		(0.02)	(0.02)	(0.02)	—	—
Net realized gains from investments	—		—	(0.07)	(0.50)	(0.23)	—
Total dividends	—		(0.02)	(0.09)	(0.52)	(0.23)	—
Net Asset Value, End of Period	$11.62		$11.52	$7.21	$10.92	$11.55	$10.94
Total Return	0.87	%(c)	60.01%	(33.24)%	(1.21)%	7.75%	9.40	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$173,457		$133,511	$25,504	$30,423	$20,679	$10,938
Ratio of net expenses to average net assets	1.00	%(d)	1.00%	1.10%	1.08%	1.25%	1.23	%(d)
Ratio of net investment income (loss) to average net assets	0.24	%(d)	0.26%	0.21%	0.25%	(0.13)%	(0.02	)%(d)
Ratio of expenses (before fee reductions) to average net assets(e)	1.16	%(d)	1.14%	1.18%	1.14%	1.43%	1.52	%(d)
Portfolio turnover rate	10.12	%(c)	26.68%	21.28%	19.53%	10.18%	3.62	%(c)

(a)	Commenced operations on December 16, 2005.
(b)	Calculated using the average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

During the period, certain fees were reduced and total fund expenses are capped at 1.25% through March 31, 2009 and at 1.00% thereafter. If such expense caps had not been in place, the ratio would have been as indicated.

24	See Notes to Financial Statements

Social Research and Action Update (Unaudited)

Environmental, Social, and Governance (ESG) Research and Action

Sometimes corporate missteps illuminate so vividly the case for shareholder engagement that they compel immediate action. Walden responded swiftly to two recent events.

The first, in early August, was the sudden resignation of Mark Hurd, then CEO and Chair of Hewlett-Packard Co. (HP) , after an internal investigation concluded he had been inappropriately reimbursed for expenses associated with events attended by a contractor with whom he had engaged in an improper personal relationship. The surprise announcement initially caused HP’s share price to tumble nearly 10 percent. Walden has long advocated for separation of CEO and Chair positions as a means of ensuring independent board oversight of management. This case, made worse by an inadequate succession plan, resulted in leadership in limbo on the board and in management. Walden filed a shareholder resolution for 2011, the next annual meeting, calling for HP to adopt a policy separating the positions of CEO and Chair. (Subsequently HP appointed an independent Chair.)

Next came Target’s controversial financial backing of a Minnesota gubernatorial candidate, who is a vocal opponent of lesbian, gay, bisexual and transgender (LGBT) rights, via an intermediary organization Minnesota Forward, despite Target’s own supportive LGBT policies and practices. The ensuing media coverage and backlash against Target by some consumer and civil liberties groups was a clear demonstration of reputational risk associated with corporate political spending directly for or against individual candidates, a new reality made possible by the U.S. Supreme Court decision in Citizens United v. Federal Election Commission earlier this year. Walden is co-leading a 2011 shareholder resolution calling for a comprehensive review and disclosure of Target’s political expenditures, decision-making and board oversight processes.

Concern over the potential Pandora’s box opened by Citizens United, along with reported plans of the U.S. Chamber of Commerce (the Chamber) to inject $75 million into political contests this mid-term election, led Walden to expand our engagement beyond Target. Focusing on 35 companies with representatives on the Chamber’s board, we led a sign-on letter on behalf of 30 institutional investors and shareholder advocates requesting expanded information on independent political expenditures as a new avenue for corporate political giving.

Additional 2011 Walden Shareholder Resolutions

In 2010, four Walden-led shareholder resolutions on sustainability or ESG reporting went to a vote – C.R. Bard, Gentex, Layne Christensen and St. Jude Medical. Despite broad-based shareholder support ranging from 32 percent (C.R. Bard) to a majority of 60 percent (Layne Christensen), none have yet to commit to a comprehensive report. Walden is re-filing the shareholder resolutions at these companies for the 2011 season. New ESG reporting resolutions led by Walden include Emerson Electric and Varian Medical Systems, the latter having been withdrawn recently when the company committed to a GRI-based (Global Reporting Initiative) report. Similarly, a resolution asking eHealth to adopt an inclusive nondiscrimination policy was withdrawn when the company amended its policy to include sexual orientation explicitly.

New and Continuing Shareholder Dialogues

Some of our conversations with companies are brief check-ins, such as monitoring new ESG developments or commending specific achievements. We corresponded with Nike about Honduran workers who had been laid off from two sub-contractors, and applauded its efforts to assist them in gaining employment and receiving needed medical care. Similarly, we inquired at Target about Clean Clothes Campaign’s (CCC) concerns involving Cambodian workers in Target’s supply chain who had been displaced by a factory closure. Target worked with its supplier, who met with workers and a CCC affiliate to provide financial compensation and job offers at another factory. A September 11, 2010 New York Times article, “Russia Uses Microsoft to Suppress Dissent,” chronicled how the Russian government used anti-piracy laws to raid and confiscate computers of a leading environmental organization that was organizing protests. Microsoft responded immediately and thoughtfully to our request for comment, detailing actions it has taken to “prevent non-government organizations from falling victim to nefarious actions taken in the guise of anti-piracy enforcement,” including “creating [a] new unilateral NGO software License that will ensure [NGOs] have free, legal copies of our products – whatever the legal status of the software on the machines.” At Microsoft’s urging, Walden shared the response broadly. We believe these brief company exchanges build mutual awareness and understanding, while also demonstrating our commitment as long term investors.

Social Research and Action Update (Unaudited) (continued)

Our belief in the power of investor coalitions is at the core of Walden’s ongoing collaborative company dialogues. We are one of three U.S. participants in a Principles for Responsible Investment (PRI) initiative of global investors, representing over US$70 billion in assets, calling for increased representation of women on corporate boards and in senior management. We are taking the lead on three small cap portfolio companies with subpar records – CommVault, Dime Community Bancshares and Dupont Fabros Techology. A second meeting of the PepsiCo stakeholder group convened by Ceres, a network of investors, environmental organizations and public interest groups, focused on workplace practices and corporate governance. We also joined a Ceres stakeholder group on the Eco-Index, an outdoor apparel industry association effort to develop a life-cycle analysis focusing initially on water and energy use and greenhouse gas emissions. Walden participates in an investor collaboration addressing the rights of indigenous peoples in energy exploration and production at ConocoPhillips. Finally, Walden joined other investors in a successful initiative that resulted in Costco’s (1.4%) public statement “Seafood and Sustainability” and a ban on the sale of seven endangered species.

In September Walden hosted Medtronic (0.6%) and a group of concerned investors to discuss sourcing of minerals, such as tin, from violence-torn areas in the Democratic Republic of Congo (DRC). New Securities and Exchange Commission (SEC) disclosure rules require assurance that “conflict minerals” from DRC do not make their way into company products, an unexpected component of financial reform legislation passed in July. Medtronic formed a Supply Chain Council with a special task force to assess conflict minerals risk in specific products, and spoke candidly about difficulties it faces tracing the sources of these minerals. The company committed to ongoing dialogue.

Public Policy Advocacy

Walden was a signatory to an Investor Environmental Health Network letter to congressional leaders expressing support for stronger public health and environmental protections through the Safe Chemicals Act of 2010 (S. 3209) and the Toxic Chemicals Safety Act (H.R. 5820). We also joined other investors urging the Obama Administration to add the U.S. to the list of endorsers of the United Nations Declaration on the Rights of Indigenous Peoples, consistent with international human rights laws. Lastly, Walden participated in a second SEC consultation to consider improvements in the shareholder resolution process.

If you have any questions, comments, or changes in your financial objectives, please feel free to contact us at (617) 726-7250.

The equities of the companies in bold-face in the above commentary were holdings of the Funds as of September 30, 2010.

Investment Performance (Unaudited)	Walden Social Balanced Fund September 30, 2010 (Unaudited)

		Annualized
	Six Months	1 Year	5 Years	10 Years
	Ended	Ended	Ended	Ended
	9/30/10	9/30/10	9/30/10	9/30/10
Walden Social Balanced Fund[1]	0.91%	9.04%	2.59%	2.55%
Lipper Mixed-Asset Target Allocation Growth Funds Average	1.20%	9.34%	2.20%	2.16%
S&P 500 Index	-1.42%	10.16%	0.64%	-0.43%
Barclays Capital U.S. Government/Credit Bond Index	7.30%	8.73%	6.15%	6.52%
Citigroup 90-Day U.S. Treasury Bill Index	0.08%	0.12%	2.48%	2.41%

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Walden Social Balanced Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Social Balanced Fund is measured against a combination of equity and fixed income indices. The Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also also widely viewed as a proxy for the total market. The Barclays Capital U.S. Government/Credit Bond Index is a component of the Barclays U.S. Aggregate Index. The Barclays Capital U.S. Government/Credit Bond Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and USD Corporates. The Citigroup 90-Day U.S. Treasury Bill Index reflects monthly return equivalents of yield averages that are not marked to the market. The Index is an average of the last three-month treasury bill issues. The three-month treasury bills are the short-term debt obligations of the U.S. Government. The indices are unmanaged and their performance does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services.

The Lipper Mixed-Asset Target Allocation Growth Funds Average (“Lipper Average”) is an average of managed mutual funds whose primary objective is to maintain a mix of between 60%-80% equity securities with the remainder invested in bonds, cash and cash equivalents. The Lipper Average is an equally weighted index of the largest managed mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends and net of all fund expenses. Investors cannot invest directly in an index.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Fund Net Asset Value:	$11.08
Gross Expense Ratio[1]:	1.18%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2010. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.01%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2010 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2011 and may be terminated only upon mutual agreement of the Fund and the Adviser.

Walden Social Equity Fund September 30, 2010 (Unaudited)	Investment Performance (Unaudited)

Fund Net Asset Value:	$11.63
Gross Expense Ratio[1]:	1.17%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2010. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.01%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2010 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2011 and may be terminated only upon mutual agreement of the Fund and the Adviser.

		Annualized
	Six Months	1 Year	5 Years	10 Years
	Ended	Ended	Ended	Ended
	9/30/10	9/30/10	9/30/10	9/30/10
Walden Social Equity Fund[1]	0.17%	13.14%	2.61%	2.59%
S&P 500 Index	-1.42%	10.16%	0.64%	-0.43%

The chart represents historical 10-year performance of a hypothetical investment of $10,000 in the Walden Social Equity Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Walden Social Equity Fund is measured against the Standard & Poor’s 500 Index (“S&P 500”), which is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also widely viewed as a proxy for the total market. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Investment Performance (Unaudited)	Walden Small Cap Innovations Fund September 30, 2010 (Unaudited)

		Annualized
	Six Months	1 Year	Since
	Ended	Ended	Inception
	9/30/10	9/30/10	10/24/08
Walden Small Cap Innovations Fund[1]	0.82%	14.63%	23.23%
Russell 2000® Index	0.25%	13.35%	22.36%

The chart represents historical performance of a hypothetical investment of $10,000 in the Walden Small Cap Innovations Fund and represents the reinvestment of dividends and capital gains in the Fund. The returns shown on the table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

 The Walden Small Cap Innovations Fund is measured against the Russell 2000® Index, which is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index.

The recent appreciation in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, fund performance may be subject to substantial short-term changes.

Fund Net Asset Value:	$14.69
Gross Expense Ratio[1]:	1.70%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-800-282-8782 ext. 7050.

[1]

The Gross Expense Ratio is from the Fund’s most recent prospectus, dated August 1, 2010. The Gross Expense Ratio excludes the impact of any voluntary or contractual fee waivers. After giving effect to such fee waivers, the Fund’s Net Expense Ratio would be 1.02%, including the indirect expenses of investing in acquired funds. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of September 30, 2010 can be found in the financial highlights. The investment performance reflects voluntary and contractual fee waivers. If such fee reductions had not occurred, the quoted performance would have been lower. The voluntary fee waivers may be discontinued at any time. The contractual fee waiver continues through August 1, 2011 and may be terminated only upon mutual agreement of the Fund and the Adviser.

Schedule of Portfolio Investments	Walden Social Balanced Fund September 30, 2010 (Unaudited)

COMMON STOCKS (68.1%)
Security Description	Shares	Value ($)

Consumer Discretionary (6.7%)
Bed Bath & Beyond, Inc.(a)	5,000	217,050
Johnson Controls, Inc.	14,000	427,000
NIKE, Inc., Class B	6,500	520,910
Omnicom Group, Inc.	11,000	434,280
Ross Stores, Inc.	5,000	273,100
Staples, Inc.	15,000	313,800
Target Corp.	7,000	374,080
The Home Depot, Inc.	10,000	316,800
		2,877,020
Consumer Products (8.4%)
Colgate-Palmolive Co.	5,000	384,300
Costco Wholesale Corp.	9,500	612,655
Kellogg Co.	5,000	252,550
Nestle SA, Sponsored ADR	6,000	320,580
PepsiCo, Inc.	9,600	637,824
Procter & Gamble Co.	9,300	557,721
SYSCO Corp.	17,700	504,804
Walgreen Co.	10,000	335,000
		3,605,434
Energy (6.8%)
Apache Corp.	6,500	635,440
BG Group PLC, Sponsored ADR	7,000	618,870
ConocoPhillips	13,000	746,590
Core Laboratories NV	5,000	440,200
Devon Energy Corp.	7,000	453,180
		2,894,280

Financial Services (9.7%)
BB&T Corp.	11,000	264,880
Chubb Corp.	10,000	569,900
Cincinnati Financial Corp.	24,000	692,400
Comerica, Inc.	8,000	297,200
Commerce Bancshares, Inc.	7,000	263,130
JPMorgan Chase & Co.	6,000	228,420
Northern Trust Corp.	5,800	279,792
PNC Financial Services Group, Inc.	5,000	259,550
State Street Corp.	8,000	301,280
T. Rowe Price Group, Inc.	13,200	660,858
Visa, Inc., Class A	4,600	341,596
		4,159,006
Health Care (9.1%)
Becton, Dickinson & Co.	6,000	444,600
C.R. Bard, Inc.	4,500	366,435
DENTSPLY International, Inc.	10,000	319,700
Johnson & Johnson, Inc.	12,000	743,520
Medtronic, Inc.	7,000	235,060
Merck & Co., Inc.	6,000	220,860
Saint Jude Medical, Inc.(a)	7,500	295,050
Stryker Corp.	6,000	300,300
Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,000	263,750
Varian Medical Systems, Inc.(a)	6,000	363,000
Waters Corp.(a)	4,400	311,432
		3,863,707

	Shares or Principal Amount ($)	Value ($)
Industrial Materials (3.8%)
AptarGroup, Inc.	6,700	305,989
Ecolab, Inc.	5,000	253,700
Praxair, Inc.	5,000	451,300
Sigma-Aldrich Corp.	10,000	603,800
		1,614,789
Industrial Products & Services (10.3%)
3M Co.	3,000	260,130
Deere & Co.	6,000	418,680
Donaldson Co., Inc.	9,500	447,735
Emerson Electric Co.	17,000	895,220
Expeditors International of Washington, Inc.	9,000	416,070
Illinois Tool Works, Inc.	13,000	611,260
Lincoln Electric Holdings, Inc.	5,000	289,100
United Parcel Service, Inc., Class B	7,000	466,830
W.W. Grainger, Inc.	5,000	595,550
		4,400,575
Information Technology (10.7%)
Accenture PLC, Class A	14,000	594,860
Automatic Data Processing, Inc.	10,000	420,300
Check Point Software Technologies Ltd.(a)	9,000	332,370
Cisco Systems, Inc.(a)	24,000	525,600
Dell, Inc.(a)	16,000	207,360
EMC Corp.(a)	14,000	284,340
Google, Inc., Class A(a)	600	315,474
Hewlett-Packard Co.	6,000	252,420
Intel Corp.	13,000	249,990
International Business Machines Corp.	4,000	536,560
Microsoft Corp.	22,000	538,780
Oracle Corp.	12,000	322,200
		4,580,254
Telecommunications (1.9%)
QUALCOMM, Inc.	11,000	496,320
Time Warner Cable, Inc.	5,866	316,705
		813,025
Utility (0.7%)
Questar Corp.	16,000	280,480
TOTAL COMMON STOCKS (Cost $24,905,436)		29,088,570

CORPORATE BONDS (6.9%)
Financial Services (5.3%)
American Express Co.
7.00%, 3/19/18	250,000	301,546
8.13%, 5/20/19	250,000	323,379
Calvert Social Investment Foundation
3.00%, 12/31/11	175,000	175,000
3.00%, 8/15/12	75,000	75,000
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/1/18	250,000	358,539
Wells Fargo & Co., 3.00%, 12/9/11	1,000,000	1,030,313
		2,263,777

30	See Notes to Financial Statements

Schedule of Portfolio Investments (cont.)	Walden Social Balanced Fund September 30, 2010 (Unaudited)

CORPORATE BONDS, CONTINUED
	Principal
Security Description	Amount ($)	Value ($)
Health Care (0.7%)
Abbott Laboratories, 5.60%, 5/15/11	300,000	309,779
Information Technology (0.6%)
Oracle Corp., 5.75%, 4/15/18	200,000	238,175
Telecommunications (0.3%)
AT&T, Inc., 5.50%, 2/1/18	100,000	116,164
TOTAL CORPORATE BONDS (Cost $2,670,511)		2,927,895
MUNICIPAL BONDS (2.4%)
California (0.7%)
California State, GO, 4.50%, 8/1/28, AMBAC, Callable 2/1/17 @ 100	310,000	307,356
Illinois (0.5%)
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 6/1/13 @ 100	200,000	203,216
Ohio (0.4%)
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100	150,000	161,613
Oregon (0.2%)
Oregon State, Series A, GO, 5.00%, 10/1/14	100,000	110,839
Wisconsin (0.6%)
Wisconsin State, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	250,615
TOTAL MUNICIPAL BONDS (Cost $983,033)		1,033,639
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (19.8%)
Federal Farm Credit Bank
2.13%, 6/18/12	250,000	256,856
5.38%, 11/10/20	250,000	304,391
6.00%, 3/7/11	500,000	512,571
Federal Home Loan Bank
1.63%, 3/16/11	3,025,000	3,045,652
2.25%, 4/13/12	300,000	308,322
4.63%, 2/18/11	200,000	203,376
5.00%, 12/21/15	300,000	349,282
5.25%, 12/11/20	500,000	603,695
5.25%, 8/15/22	1,000,000	1,194,034
Financing Corp., 2.92%, 4/5/13(b)	100,000	97,826
Government National Mortgage Association
6.00%, 7/15/34	98,236	106,771
6.50%, 5/15/32	71,655	80,015
Housing and Urban Development, Series 00-A, 7.50%, 8/1/11, Callable 11/15/10 @ 100	90,000	90,524
U.S. Treasury Inflation Protected Bonds, 1.25%, 7/15/20	1,250,000	1,312,932
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,058,815)		8,466,247

CERTIFICATE OF DEPOSIT (0.1%)
	Shares or
	Principal
	Amount ($)	Value ($)
Shorebank Pacific Bank, 3.38%, 5/10/14(c) (Cost $50,000)	50,000	50,000
INVESTMENT COMPANIES(2.4%)
Victory Federal Money Market, Investor Shares, 0.01%(d) (Cost $1,020,616)	1,020,616	1,020,616
Total Investments (Cost $37,688,411) — 99.7%		42,586,967
Other assets in excess of liabilities — 0.3%		130,341
NET ASSETS — 100.0%		$42,717,308

(a)	Non-income producing security.
(b)	Rate represents the effective yield at purchase.
(c)	Fair Valued Security. These securities represent 0.1% of the net assets as of September 30, 2010.
(d)	Rate disclosed is the seven day yield as of September 30, 2010.
ADR	American Depositary Receipt
AMBAC	Insured by American Municipal Bond Assurance Corporation
FGIC	Insured by Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
NV	Naamloze Venootschap (Dutch Corporation)
PLC	Public Limited Company

See Notes to Financial Statements	31

FinancialStatements	Walden Social Balanced Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $37,688,411)	$42,586,967
Interest and dividends receivable	137,534
Receivable for capital shares issued	24,463
Prepaid expenses and other assets	12,677
Total Assets	42,761,641
Liabilities:
Payable for capital shares redeemed	5,000
Accrued expenses and other liabilities:
Investment adviser	24,079
Chief compliance officer	367
Administration and accounting	2,251
Custodian	1,771
Transfer agent	3,507
Trustee	859
Other	6,499
Total Liabilities	44,333
Net Assets	$42,717,308
Composition of Net Assets:
Capital	$39,181,167
Accumulated net investment income	435,914
Accumulated net realized losses from investment transactions	(1,798,329)
Net unrealized appreciation from investments	4,898,556
Net Assets	$42,717,308
Shares outstanding (par value $0.01, unlimited number of shares authorized)	3,855,255
Net Asset Value, Offering Price and Redemption Price per share	$11.08

STATEMENT OF OPERATIONS
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Interest	$230,288
Dividends	278,282
Foreign tax withholding	(1,724)
Total Investment Income	506,846
Expenses:
Investment adviser	155,418
Administration and accounting	45,160
Trustee	1,945
Custodian	4,750
Transfer agency	9,367
Chief compliance officer	1,261
Printing	4,510
Professional	7,688
Other	8,221
Total expenses before fee reductions	238,320
Fees voluntarily reduced by the administrator	(13,067)
Fees contractually reduced by the investment adviser	(17,994)
Net Expenses	207,259
Net Investment Income	299,587
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	276,529
Change in unrealized appreciation/depreciation from investments	(185,415)
Net realized/unrealized gains from investments	91,114
Change in Net Assets Resulting From Operations	$390,701

32	See Notes to Financial Statements

FinancialStatements	Walden Social Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS
	For the six
	months ended
	September 30,	For the year ended
	2010	March 31,
	(Unaudited)	2010
Investment Activities:
Operations:
Net investment income	$299,587	$555,747
Net realized gains from investment transactions	276,529	290,665
Change in unrealized appreciation/depreciation from investments	(185,415)	6,965,282
Change in net assets resulting from operations	390,701	7,811,694
Dividends:
Net investment income	—	(460,378)
Change in net assets resulting from shareholder dividends	—	(460,378)
Capital Share Transactions:
Proceeds from shares issued	1,758,860	7,682,862
Dividends reinvested	—	335,149
Cost of shares redeemed	(932,154)	(2,874,682)
Change in net assets resulting from capital share transactions	826,706	5,143,329
Change in net assets	1,217,407	12,494,645
Net Assets:
Beginning of period	41,499,901	29,005,256
End of period	$42,717,308	$41,499,901
Share Transactions:
Issued	162,347	752,440
Reinvested	—	32,072
Redeemed	(86,730)	(285,804)
Change in shares	75,617	498,708
Accumulated net investment income	$435,914	$136,327

See Notes to Financial Statements	33

Financial Statements	Walden Social Balanced Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the years indicated.

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	September 30,		ended	ended	ended	ended	ended
	2010		March 31,	March 31,	March 31,	March 31,	March 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.98		$8.84	$11.90	$11.83	$11.58	$11.08
Investment Activities:
Net investment income	0.08		0.16	0.16 (a)	0.19	0.18	0.18
Net realized and unrealized gains (losses) from investment transactions	0.02		2.11	(2.88)	0.46	0.38	0.49
Total from investment activities	0.10		2.27	(2.72)	0.65	0.56	0.67
Dividends:
Net investment income	—		(0.13)	(0.21)	(0.17)	(0.17)	(0.17)
Net realized gains from investments	—		—	(0.13)	(0.41)	(0.14)	—
Total dividends	—		(0.13)	(0.34)	(0.58)	(0.31)	(0.17)
Net Asset Value, End of Period	$11.08		$10.98	$8.84	$11.90	$11.83	$11.58
Total Return	0.91%	(b)	25.78%	(22.91)%	5.30%	4.85%	6.06%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$42,717		$41,500	$29,005	$33,182	$29,644	$29,722
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.45%	(c)	1.59%	1.55%	1.52%	1.52%	1.49%
Ratio of expenses (before fee reductions) to average net assets(d)	1.15%	(c)	1.17%	1.19%	1.16%	1.17%	1.18%
Portfolio turnover rate	15.36%	(b)	27.02%	71.27%	38.99%	28.57%	41.14%

(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.

34	See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Social Equity Fund September 30, 2010 (Unaudited)

COMMON STOCKS (98.8%)
Security Description	Shares	Value ($)
Consumer Discretionary (6.5%)
Lowe’s Cos., Inc.	35,000	780,150
NIKE, Inc., Class B	18,000	1,442,520
Omnicom Group, Inc.	15,000	592,200
The TJX Cos., Inc.	27,000	1,205,010
The Walt Disney Co.	25,000	827,750
		4,847,630
Consumer Products (16.4%)
Colgate-Palmolive Co.	12,000	922,320
Costco Wholesale Corp.	18,000	1,160,820
General Mills, Inc.	30,000	1,096,200
Kellogg Co.	20,000	1,010,200
McCormick & Co., Inc.	20,000	840,800
McDonald’s Corp.	20,000	1,490,200
Nestle SA, Sponsored ADR	22,000	1,175,460
PepsiCo, Inc.	16,000	1,063,040
Procter & Gamble Co.	20,000	1,199,400
SYSCO Corp.	40,000	1,140,800
Walgreen Co.	35,000	1,172,500
		12,271,740
Energy (10.8%)
Apache Corp.	15,000	1,466,400
BG Group PLC, Sponsored ADR	14,000	1,237,740
ConocoPhillips	35,000	2,010,050
Core Laboratories NV	18,000	1,584,720
Devon Energy Corp.	18,000	1,165,320
QEP Resources, Inc.	20,000	602,800
		8,067,030
Financial Services (11.9%)
BB&T Corp.	24,000	577,920
Chubb Corp.	30,000	1,709,700
Cincinnati Financial Corp.	50,000	1,442,500
Comerica, Inc.	22,000	817,300
JPMorgan Chase & Co.	18,000	685,260
Northern Trust Corp.	14,500	699,480
PNC Financial Services Group, Inc.	14,000	726,740
SunTrust Banks, Inc.	28,000	723,240
T. Rowe Price Group, Inc.	30,030	1,503,452
		8,885,592
Health Care (13.2%)
Amgen, Inc.(a)	13,000	716,430
Becton, Dickinson & Co.	10,000	741,000
C.R. Bard, Inc.	8,000	651,440
DENTSPLY International, Inc.	20,000	639,400
Johnson & Johnson, Inc.	17,000	1,053,320
Medtronic, Inc.	35,000	1,175,300
Merck & Co., Inc.	30,000	1,104,300
Saint Jude Medical, Inc.(a)	20,000	786,800
Stryker Corp.	18,000	900,900
Teva Pharmaceutical Industries Ltd., Sponsored ADR	6,700	353,425
Varian Medical Systems, Inc.(a)	15,000	907,500
Waters Corp.(a)	12,000	849,360
		9,879,175
Industrial Materials (5.4%)
AptarGroup, Inc.	30,000	1,370,100
Praxair, Inc.	15,000	1,353,900
Sigma-Aldrich Corp.	22,000	1,328,360
		4,052,360
Industrial Products & Services (16.3%)
3M Co.	10,000	867,100
Deere & Co.	20,000	1,395,600
Donaldson Co., Inc.	25,000	1,178,250
Emerson Electric Co.	25,000	1,316,500
Expeditors International of Washington, Inc.	25,000	1,155,750
Hubbell, Inc., Class B	25,000	1,268,750
Illinois Tool Works, Inc.	28,000	1,316,560
Lincoln Electric Holdings, Inc.	20,000	1,156,400
United Parcel Service, Inc., Class B	20,000	1,333,800
W.W. Grainger, Inc.	10,000	1,191,100
		12,179,810
Information Technology (16.3%)
Accenture PLC, Class A	30,000	1,274,700
Automatic Data Processing, Inc.	32,000	1,344,960
Cisco Systems, Inc.(a)	65,000	1,423,500
EMC Corp.(a)	65,000	1,320,150
Hewlett-Packard Co.	25,000	1,051,750
Intel Corp.	65,000	1,249,950
International Business Machines Corp.	11,000	1,475,540
Microsoft Corp.	70,000	1,714,300
Oracle Corp.	50,000	1,342,500
		12,197,350
Telecommunications (1.5%)
Time Warner Cable, Inc.	21,332	1,151,714
Utility (0.5%)
Questar Corp.	20,000	350,600
TOTAL COMMON STOCKS (Cost $60,240,651)		73,883,001
INVESTMENT COMPANIES (1.2%)
Victory Federal Money Market, Investor Shares, 0.01%(b) (Cost $869,527)	869,527	869,527
Total Investments (Cost $61,110,178) — 100.0%		74,752,528
Other assets in excess of liabilities — 0.0%		33,075
NET ASSETS — 100.0%		$74,785,603

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2010.
ADR	American Depositary Receipt
NV	Naamloze Venootschap (Dutch Corporation)
PLC	Public Limited Company

See Notes to Financial Statements	35

Financial Statements	Walden Social Equity Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $61,110,178)	$74,752,528
Dividends receivable	112,220
Receivable for capital shares issued	9,925
Prepaid expenses and other assets	11,265
Total Assets	74,885,938
Liabilities:
Payable for capital shares redeemed	24,423
Accrued expenses and other liabilities:
Investment adviser	40,830
Chief compliance officer	873
Administration and accounting	2,982
Custodian	4,049
Transfer agent	8,733
Trustee	2,045
Shareholder service	718
Other	15,682
Total Liabilities	100,335
Net Assets	$74,785,603
Composition of Net Assets:
Capital	$66,287,996
Accumulated net investment income	577,479
Accumulated net realized losses from investment transactions	(5,722,222)
Net unrealized appreciation from investments	13,642,350
Net Assets	$74,785,603
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,428,109
Net Asset Value, Offering Price and Redemption Price per share	$11.63

STATEMENT OF OPERATIONS
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$748,226
Foreign tax withholding	(11,331)
Total Investment Income	736,895
Expenses:
Investment adviser	267,331
Administration and accounting	73,861
Shareholder service	4,278
Trustee	3,749
Custodian	8,822
Transfer agency	18,724
Chief compliance officer	2,431
Printing	9,103
Professional	14,863
Other	16,493
Total expenses before fee reductions	419,655
Fees voluntarily reduced by the administrator	(22,460)
Fees contractually reduced by the investment adviser	(40,674)
Net Expenses	356,521
Net Investment Income	380,374
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions	(709,697)
Change in unrealized appreciation/depreciation from investments	565,932
Net realized/unrealized losses from investments	(143,765)
Change in Net Assets Resulting From Operations	$236,609

36	See Notes to Financial Statements

Financial Statements	Walden Social Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	For the six
	months ended
	September 30,	For the year ended
	2010	March 31,
	(Unaudited)	2010
Investment Activities:
Operations:
Net investment income	$380,374	$720,642
Net realized gains (losses) from investment transactions	(709,697)	189,768
Change in unrealized appreciation/depreciation from investments	565,932	21,354,847
Change in net assets resulting from operations	236,609	22,265,257
Dividends:
Net investment income	—	(834,615)
Change in net assets resulting from shareholder dividends	—	(834,615)
Capital Share Transactions:
Proceeds from shares issued	5,020,030	13,452,300
Dividends reinvested	—	682,616
Cost of shares redeemed	(2,557,804)	(6,758,378)
Change in net assets resulting from capital share transactions	2,462,226	7,376,538
Change in net assets	2,698,835	28,807,180
Net Assets:
Beginning of period	72,086,768	43,279,588
End of period	$74,785,603	$72,086,768
Share Transactions:
Issued	443,382	1,398,576
Reinvested	—	63,147
Redeemed	(225,200)	(657,388)
Change in shares	218,182	804,335
Accumulated net investment income	$577,479	$197,105

See Notes to Financial Statements	37

Financial Statements	Walden Social Equity Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the years indicated.

	For the six
	months ended		For the year	For the year		For the year	For the year	For the year
	September 30,		ended	ended		ended	ended	ended
	2010		March 31,	March 31,		March 31,	March 31,	March 31,
	(Unaudited)		2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$11.61		$8.01	$12.54		$12.31	$12.09	$11.34
Investment Activities:
Net investment income	0.06		0.11	0.14	(a)	0.08	0.07	0.09
Net realized and unrealized gains (losses) from investment transactions	(0.04)		3.63	(4.48)		0.57	0.61	0.74
Total from investment activities	0.02		3.74	(4.34)		0.65	0.68	0.83
Dividends:
Net investment income	—		(0.14)	(0.10)		(0.08)	(0.08)	(0.08)
Net realized gains from investments	—		—	(0.09)		(0.34)	(0.38)	—
Total dividends	—		(0.14)	(0.19)		(0.42)	(0.46)	(0.08)
Net Asset Value, End of Period	$11.63		$11.61	$8.01		$12.54	$12.31	$12.09
Total Return	0.17%	(b)	46.79%	(34.74)%		5.01%	5.62%	7.32%
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$74,786		$72,087	$43,280		$51,903	$49,873	$48,712
Ratio of net expenses to average net assets	1.00%	(c)	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.07%	(c)	1.18%	1.36%		0.59%	0.68%	0.70%
Ratio of expenses (before fee reductions) to average net assets(d)	1.18%	(c)	1.16%	1.19%		1.18%	1.15%	1.12%
Portfolio turnover rate	5.91%	(b)	25.16%	40.07%		44.67%	25.50%	29.11%

(a)	Calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.

38	See Notes to Financial Statements

Schedule of Portfolio Investments	Walden Small Cap Innovations Fund September 30, 2010 (Unaudited)

COMMON STOCKS (95.8%)
Security Description	Shares	Value ($)

Consumer Discretionary (13.4%)
Ambassadors Group, Inc.	4,900	55,566
Capella Education Co.(a)	5,900	457,958
Gentex Corp.	20,375	397,516
Hibbett Sports, Inc.(a)	9,600	239,520
John Wiley & Sons, Inc., Class A	12,800	523,008
LKQ Corp.(a)	19,000	395,200
Lululemon Athletica, Inc.(a)	13,200	590,304
NutriSystem, Inc.	5,700	109,668
Tempur-Pedic International, Inc.(a)	12,200	378,200
Under Armour, Inc., Class A(a)	8,100	364,824
Universal Technical Institute, Inc.	5,600	109,480
		3,621,244

Consumer Products (3.0%)
Diamond Foods, Inc.	4,800	196,752
Hain Celestial Group, Inc.(a)	6,100	146,278
Lifeway Foods, Inc.(a)	12,300	129,396
United Natural Foods, Inc.(a)	10,500	347,970
		820,396

Energy (3.5%)
CARBO Ceramics, Inc.	7,300	591,300
CREDO Petroleum Corp.(a)	11,300	93,338
Dawson Geophysical Co.(a)	3,100	82,615
T-3 Energy Services, Inc.(a)	6,800	177,820
		945,073

Financial Services (18.6%)
Bank of Hawaii Corp.	11,800	530,056
Corporate Office Properties	9,700	361,907
Dime Community Bancshares	37,400	517,990
DuPont Fabros Technology, Inc.	8,100	203,715
East West Bancorp, Inc.	7,700	125,356
eHealth, Inc.(a)	16,700	215,764
Horace Mann Educators Corp.	18,300	325,374
Independent Bank Corp.	10,200	229,704
Investment Technology Group, Inc.(a)	16,200	230,364
Ocwen Financial Corp.(a)	20,100	203,814
Orrstown Financial Services, Inc.	5,300	122,748
Parkway Properties, Inc.	8,050	119,140
Signature Bank(a)	8,400	326,256
Southside Bancshares, Inc.	11,000	207,790
TCF Financial Corp.	25,700	416,083
UMB Financial Corp.	12,175	432,334
Umpqua Holdings Corp.	26,525	300,794
Wilshire Bancorp, Inc.	24,500	160,230
		5,029,419

Health Care (13.2%)
Bruker Corp.(a)	9,925	139,248
Cantel Medical Corp.	6,200	100,440
Computer Programs & Systems, Inc.	2,700	114,939
Dionex Corp.(a)	6,600	570,504
Gen-Probe, Inc.(a)	3,900	188,994
ICU Medical, Inc.(a)	5,800	216,282
Immucor, Inc.(a)	3,400	67,422
Landauer, Inc.	8,000	501,040
Martek Biosciences Corp.(a)	10,300	233,089
Meridian Bioscience, Inc.	20,400	446,352
Neogen Corp.(a)	8,900	301,265
Nutraceutical International Corp.(a)	4,800	75,312
West Pharmaceutical Services, Inc.	9,700	332,807
Wright Medical Group, Inc.(a)	7,600	109,516
ZOLL Medical Corp.(a)	5,400	174,258
		3,571,468
Industrial Materials (3.2%)
Commercial Metals Co.	15,000	217,350
Minerals Technologies, Inc.	6,500	382,980
Quaker Chemical Corp.	8,400	273,504
		873,834

Industrial Products & Services (16.3%)
American Science & Engineering, Inc.	1,500	110,475
Apogee Enterprises, Inc.	14,700	134,505
Baldor Electric Co.	15,500	626,200
CLARCOR, Inc.	14,800	571,724
ESCO Technologies, Inc.	4,500	149,670
Fuel-Tech, Inc.(a)	8,000	50,160
Genesee & Wyoming, Inc., Class A(a)	14,000	607,460
Herman Miller, Inc.	5,500	108,240
Layne Christensen Co.(a)	3,800	98,382
Lindsay Manufacturing Co.	5,100	220,932
Met-Pro Corp.	6,400	64,576
Middleby Corp.(a)	4,500	285,255
Simpson Manufacturing Co., Inc.	10,500	270,690
SunPower Corp., Class B(a)	3,000	41,580
Team, Inc.(a)	9,600	165,216
Wabtec Corp.	12,100	578,259
Watts Water Technologies, Inc., Class A	9,400	320,070
		4,403,394

Information Technology (20.6%)
Blackbaud, Inc.	10,500	252,420
Blackboard, Inc.(a)	5,500	198,220
Blue Coat Systems, Inc.(a)	9,000	216,540
Coherent, Inc.(a)	4,700	188,047
CommVault Systems, Inc.(a)	5,700	148,371
Itron, Inc.(a)	1,800	110,214
J2 Global Communications, Inc.(a)	18,000	428,220
K12, Inc.(a)	5,200	150,956
Liquidity Services, Inc.(a)	11,100	177,711
National Instruments Corp.	10,200	333,132
Net 1 UEPS Technologies, Inc.(a)	17,400	201,144
Plantronics, Inc.	19,300	651,954
Polycom, Inc.(a)	21,100	575,608
Power Integrations, Inc.	13,800	438,702
Quality Systems, Inc.	7,250	480,747
Renaissance Learning, Inc.	9,200	93,748
Riverbed Technology, Inc.(a)	8,400	382,872
Sapient Corp.	11,600	138,852
Skyworks Solutions, Inc.(a)	13,450	278,146
STR Holdings, Inc.(a)	6,000	129,240
		5,574,844

Utilities (4.0%)
American States Water Co.	2,125	76,033
New Jersey Resources Corp.	12,800	502,016
Ormat Technologies, Inc.	2,600	75,842
South Jersey Industries, Inc.	8,700	430,389
		1,084,280
TOTAL COMMON STOCKS (Cost $22,048,544)		25,923,952
INVESTMENT COMPANIES (4.3%)
Victory Federal Money Market, Investor Shares,
0.01% (b)(Cost $1,173,308)	1,173,308	1,173,308
Total Investments (Cost $23,221,852) — 100.1%		27,097,260
Liabilities in excess of other assets — (0.1)%		(28,827)
NET ASSETS — 100.0%		$27,068,433

(a)	Represents non-income producing security
(b)	Rate disclosed is the seven day yield as of September 30, 2010.

See Notes to Financial Statements	39

Financial Statements	Walden Small Cap Innovations Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $23,221,852)	$27,097,260
Dividends receivable	30,499
Receivable for capital shares issued	379
Prepaid expenses and other assets	5,747
Total Assets	27,133,885
Liabilities:
Payable for investments purchased	42,248
Accrued expenses and other liabilities:
Investment adviser	11,863
Chief compliance officer	150
Administration and accounting	1,253
Custodian	2,723
Transfer agent	4,217
Trustee	351
Other	2,647
Total Liabilities	65,452
Net Assets	$27,068,433
Composition of Net Assets:
Capital	$22,423,369
Accumulated net investment income	33,141
Accumulated net realized gains from investment transactions	736,515
Net unrealized appreciation from investments	3,875,408
Net Assets	$27,068,433
Shares outstanding (par value $0.01, unlimited number of shares authorized)	1,843,054
Net Asset Value, Offering Price and Redemption Price per share	$14.69

STATEMENT OF OPERATIONS
For the six months ended September 30, 2010 (Unaudited)

Investment Income:
Dividends	$148,073
Total Investment Income	148,073
Expenses:
Investment adviser	90,712
Administration and accounting	26,504
Trustee	1,000
Custodian	9,697
Transfer agency	14,262
Chief compliance officer	639
Printing	2,237
Professional	3,780
Other	6,991
Total expenses before fee reductions	155,822
Fees voluntarily reduced by the administrator	(7,630)
Fees contractually reduced by the investment adviser	(27,096)
Net Expenses	121,096
Net Investment Income	26,977
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	243,097
Change in unrealized appreciation/depreciation from investments	1,461
Net realized/unrealized gains from investments	244,558
Change in Net Assets Resulting From Operations	$271,535

40	See Notes to Financial Statements

Financial Statements	Walden Small Cap Innovations Fund

STATEMENTS OF CHANGES IN NET ASSETS
	For the six
	months ended
	September 30,	For the year ended
	2010	March 31,
	(Unaudited)	2010
Investment Activities:
Operations:
Net investment income	$26,977	$31,441
Net realized gains from investment transactions	243,097	760,908
Change in unrealized appreciation/depreciation from investments	1,461	3,930,123
Change in net assets resulting from operations	271,535	4,722,472
Dividends:
Net investment income	—	(27,286)
Net realized gains from investment transactions	—	(255,693)
Change in net assets resulting from shareholder dividends	—	(282,979)
Capital Share Transactions:
Proceeds from shares issued	5,033,562	11,604,131
Proceeds from shares issued in subscription in-kind	—	4,083,411
Dividends reinvested	—	134,996
Cost of shares redeemed	(293,315)	(545,628)
Change in net assets resulting from capital share transactions	4,740,247	15,276,910
Change in net assets	5,011,782	19,716,403
Net Assets:
Beginning of period	22,056,651	2,340,248
End of period	$27,068,433	$22,056,651
Share Transactions:
Issued	350,285	1,000,056
Issued in subscription in-kind	—	289,822
Reinvested	—	10,317
Redeemed	(20,653)	(41,475)
Change in shares	329,632	1,258,720
Accumulated net investment income	$33,141	$6,164

See Notes to Financial Statements	41

Financial Statements	Walden Small Cap Innovations Fund

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the periods indicated.

	For the six
	months ended		For the year	For the year
	September 30,		ended	ended
	2010		March 31,	March 31,
	(Unaudited)		2010	2009(a)

Net Asset Value, Beginning of Period	$14.57		$9.19	$10.00
Investment Activities:
Net investment income	0.02		0.02	0.03	(b)
Net realized and unrealized gains (losses) from investment transactions	0.10		5.60	(0.83)
Total from investment activities	0.12		5.62	(0.80)
Dividends:
Net investment income	—		(0.02)	(0.01)
Net realized gains from investments	—		(0.22)	—
Total dividends	—		(0.24)	(0.01)
Net Asset Value, End of Period	$14.69		$14.57	$9.19
Total Return	0.82%	(e)	61.45%	(7.98)%	(c)
Ratios/Supplemental Data:
Net Assets at end of period (000’s)	$27,068		$22,057	$2,340
Ratio of net expenses to average net assets	1.00%	(d)	1.00%	1.16%	(d)
Ratio of net investment income to average net assets	0.22%	(d)	0.26%	0.63%	(d)
Ratio of expenses (before fee reductions) to average net assets(e)	1.29%	(d)	1.68%	9.61%	(d)
Portfolio turnover rate	10.25%	(c)	23.07%	4.37%	(c)

(a)	Commenced operations on October 24, 2008.
(b)	Calculated using the average shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were reduced and total fund expenses are capped at 1.25% through March 31, 2009 and at 1.00% thereafter. If such expense caps had not been in place, the ratio would have been as indicated.

42	See Notes to Financial Statements

Notes to Financial Statements	September 30, 2010

1.	Organization:

The Coventry Group (the “Group”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Group contains the following Boston Trust Funds and Walden Funds (individually a “Fund”, collectively the “Funds”):

	Fund	Short Name
	Boston Trust Balanced Fund	Balanced Fund
	Boston Trust Equity Fund	Equity Fund
	Boston Trust Midcap Fund	Midcap Fund
	Boston Trust Small Cap Fund	Small Cap Fund
	Walden Social Balanced Fund	Social Balanced Fund
	Walden Social Equity Fund	Social Equity Fund
	Walden Small Cap Innovations Fund	Small Cap Innovations Fund

The investment objective of the Balanced Fund and Social Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments. The investment objective of the Equity Fund and Social Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the Small Cap Fund and Small Cap Innovations Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies.

Under the Group’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group’s Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in Boston Trust Investment Management, Inc.’s (the “Adviser”) opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share. Certificates of deposit are valued at acquisition cost.

Fair Value Measurements:

The valuation techniques employed by the Funds’, as described above in Security Valuation, and related disclosures are in accordance with the provisions of the Financial Accounting Standards Board, Accounting Standards Codification 820-10, “Fair Value Measurement and Disclosures – Overall”, as amended by Accounting Standards update 2010-06 during January 2010. The techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including Fund Management’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, and certificates of deposit are generally categorized as Level 2 securities in the fair value hierarchy. Investments in investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Continued	43

Notes to Financial Statements	September 30, 2010

The following is a summary of the valuation inputs used as of September 30, 2010 in valuing the Fund’s investments based on the three levels defined above.

		LEVEL 2
	LEVEL I	Other Significant	Total Investments in
Fund Name	Quoted Prices	Observable Inputs	Securities
Balanced Fund
Common Stocks[1]	$136,962,774	$—	$136,962,774
Corporate Bonds[1]	—	8,811,704	8,811,704
Municipal Bonds[2]	—	6,658,222	6,658,222
U.S. Government & U.S. Government Agency Obligations	—	46,045,455	46,045,455
Investment Companies	1,963,739	—	1,963,739
Total	138,926,513	61,515,381	200,441,894

Equity Fund
Common Stocks[1]	52,465,960	—	52,465,960
Investment Companies	425,438	—	425,438
Total	52,891,398	—	52,891,398

Midcap Fund
Common Stocks[1]	18,734,709	—	18,734,709
Investment Companies	618,843	—	618,843
Total	19,353,552	—	19,353,552

Small Cap Fund
Common Stocks[1]	168,995,868	—	168,995,868
Investment Companies	4,561,259	—	4,561,259
Total	173,557,127	—	173,557,127

Social Balanced Fund
Common Stocks[1]	$29,088,570	$—	$29,088,570
Corporate Bonds	—	2,927,895	2,927,895
Municipal Bonds[2]	—	1,033,639	1,033,639
U.S. Government & U.S. Government Agency Obligations	—	8,466,247	8,466,247
Certificates of Deposit	—	50,000	50,000
Investment Companies	1,020,616	—	1,020,616
Total	30,109,186	12,477,781	42,586,967

Social Equity
Common Stocks[1]	73,883,001	—	73,883,001
Investment Companies	869,527	—	869,527
Total	74,752,528	—	74,752,528

Small Cap Innovations Fund
Common Stocks[1]	25,923,952	—	25,923,952
Investment Companies	1,173,308	—	1,173,308
Total	27,097,260	—	27,097,260

[1] For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
[2] For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
[3] There were no Level 3 securities in the Funds during the six months ended September 30, 2010.

The Funds recognize significant transfers between Levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of September 30, 2010 from the valuation input levels used on June 30, 2010.

Security Transactions and Related Income:

Security transactions are recorded no later than one business day after trade date. For financial reporting purposes, security transactions are recorded on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

44	Continued

Notes to Financial Statements	September 30, 2010

Expenses:

Expenses directly attributable to a Fund are charged directly to that Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Dividends to Shareholders:

Dividends are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the Funds. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the Funds.

The amounts of dividends to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales and post October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3.	Related Party Transactions:
Investment Adviser:

The Funds and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Balanced Fund	0.75%
Equity Fund	0.75%
Midcap Fund	0.75%
Small Cap Fund	0.75%
Social Balanced Fund	0.75%
Social Equity Fund	0.75%
Small Cap Innovations Fund	0.75%

Administration and Fund Accounting:

Citi Fund Services Ohio, Inc. (“Citi”) serves the Funds as administrator. Citi, as the Funds’ administrator, provides administrative and fund accounting services for a fee that is computed daily and paid monthly at an annual rate of up to 0.20% of the average daily net assets of each Fund. Certain officers of the Group are affiliated with Citi. Such persons were paid no fees directly by the Funds for serving as officers of the Group, except the Chief Compliance Officer (the “CCO”). The CCO is not paid directly by the Fund. Rather, the Fund pays Citi for CCO services, which include the services of the CCO.

Under a Compliance Services Agreement between the Funds and Citi (the “CCO Agreement”), Citi makes an employee available to serve as the Funds’ CCO. Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $17,351 for the six months ended September 30, 2010, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

Distribution:

Foreside Distribution Services, L.P., (“Foreside”), an indirect, wholly owned subsidiary of Foreside Financial Group, LLC, serves as the Funds’ distribution agent. Under the distribution agreement, Foreside receives a fixed fee of $15,000 per year, paid monthly by the Adviser from its profits and not by the Funds’, for its services. Foreside is not affiliated with Citi or the Adviser.

Custodian and Transfer Agency:

Boston Trust & Investment Management Company (“Boston Trust”), the parent company of the Adviser, acts as the Funds’ custodian and transfer agent. Under the custody agreement, Boston Trust receives an asset-based fee of 0.02% of the average daily net assets for the first $100 million and 0.015% of the average daily net assets above $100 million, plus per transaction fees. Under the transfer agency agreement, Boston Trust receives a fixed fee of $18,000 annually per fund, accrued daily and paid monthly for its services. Under a sub-transfer agency agreement, Citi receives a fixed fee of $12,000 annually per Fund for the Social Equity Fund, the Small Cap Fund, and the Small Cap Innovations Fund, accrued daily and paid monthly plus certain out of pocket expenses for its services.

Continued	45

Notes to Financial Statements	September 30, 2010

	Fee Reductions:

The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary to limit each Fund’s aggregate annual operating expenses to 1.00% of the average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. Pursuant to its agreement, for the six months ended September 30, 2010, the Adviser reimbursed fees in the amount of $9,285, $10,142, $18,170, $75,012, $17,994, $40,764 and $27,096 for the Balanced Fund, Equity Fund, Midcap Fund, Small Cap Fund, Social Balanced Fund, Social Equity Fund, and Small Cap Innovations Fund, respectively. As of September 30, 2010, the Adviser may recoup, $131,958, $89,707, $134,319, $154,023, $130,033, $237,863 and $141,808 from the Funds as follows:

	Fund	Amount	Expires	Fund	Amount	Expires
	Balanced Fund	$38,090	2011	Social Balanced Fund	$34,901	2011
		$39,648	2012		$39,013	2012
		$44,935	2013		$38,125	2013
		$9,285	2014		$17,994	2014
	Equity Fund	$29,881	2011	Social Equity Fund	$64,706	2011
		$23,578	2012		$69,183	2012
		$26,106	2013		$63,210	2013
		$10,142	2014		$40,764	2014
	Midcap Fund	$38,046	2011	Small Cap Innovations Fund	$39,182	2012
		$48,745	2012		$75,530	2013
		$29,358	2013		$27,096	2014
		$18,170	2014
	Small Cap Fund	$6,931	2012
		$72,080	2013
		$75,012	2014

Citi has voluntarily agreed to reduce its administrative fees. For the six months ended September 30, 2010, Citi voluntarily waived fees in the amount of $62,476, $16,258, $5,403, $48,706, $13,067, $22,460 and $7,630 for the Balanced Fund, Equity Fund, Midcap Fund, Small Cap Fund, Social Balanced Fund, Social Equity Fund, and Small Cap Innovations Fund, respectively.

4.	Purchases and Sales of Securities:

Cost of purchases and proceeds from sales and maturities of securities, excluding short-term securities and U.S. Government securities, for the Funds for the six months ended September 30, 2010, totaled:

Fund	Purchases	Sales and Maturities
Balanced Fund	$12,608,120	$6,925,818
Equity Fund	2,400,188	2,338,903
Midcap Fund	3,070,493	1,495,338
Small Cap Fund	51,637,644	15,045,065
Social Balanced Fund	5,965,360	4,261,648
Social Equity Fund	7,214,827	4,126,298
Small Cap Innovations Fund	6,650,192	2,384,770

	Cost of purchases and proceeds from sales and maturities of U.S. Government Securities, excluding short-term securities, for the Funds for the six months ended September 30, 2010, totaled:

	Fund	Purchases	Sales and Maturities
	Balanced Fund	$5,131,820	$6,959,474
	Social Balanced Fund	1,283,414	1,919,351

5.	Federal Income Tax Information:
	At September 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Balanced Fund	$157,009,735	$45,098,856	$(1,666,697)	$43,432,159
Equity Fund	35,972,647	17,719,448	(800,697)	16,918,751
Midcap Fund	14,916,368	4,714,543	(277,359)	4,437,184
Small Cap Fund	151,993,667	27,274,301	(5,710,841)	21,563,460
Social Balanced Fund	37,717,136	5,546,122	(676,291)	4,869,831
Social Equity Fund	61,119,783	15,840,879	(2,208,134)	13,632,745
Small Cap Innovations Fund	23,226,754	4,485,131	(614,625)	3,870,506

46	Continued

Notes to Financial Statements	September 30, 2010

The tax character of distributions paid during the fiscal year ended March 31, 2010 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]
Balanced Fund	$3,153,684	$—	$3,153,684	$—	$3,153,684
Equity Fund	435,641	—	435,641	—	435,641
Midcap Fund	33,641	—	33,641	—	33,641
Small Cap Fund	147,516	—	147,516	—	147,516
Social Balanced Fund	460,378	—	460,378	—	460,378
Social Equity Fund	834,615	—	834,615	—	834,615
Small Cap Innovations Fund	282,970	9	282,979	—	282,979

[1] Total distributions paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

As of March 31, 2010, the components of accumulated earnings on a tax basis were as follows:

		Undistributed		Accumulated	Unrealized	Total
	Undistributed	Long-Term Capital	Accumulated	Capital and Other	Appreciation	Accumulated
	Ordinary Income	Gains	Earnings	Losses	(Depreciation)[2]	Earnings (Deficit)
Balanced Fund	$827,545	$—	$827,545	$(2,542,426)	$45,118,654	$43,403,773
Equity Fund	116,710	—	116,710	(3,200,803)	17,910,199	14,826,106
Midcap Fund	3,293	—	3,293	(279,579)	3,650,669	3,374,383
Small Cap Fund	2,404,257	—	2,404,257	—	21,677,346	24,081,603
Social Balanced Fund	136,327	—	136,327	(1,945,364)	4,954,477	3,145,440
Social Equity Fund	197,105	—	197,105	(5,002,921)	13,066,814	8,260,998
Small Cap Innovations Fund	420,294	79,378	499,672	—	3,873,857	4,373,529

[2] The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the Funds’ next taxable year.

		Post-October Loss
	Midcap Fund	$35,162

The tax character of current year distributions and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending March 31, 2011.

6.	Control Ownership and Principal Holders:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act. As of September 30, 2010, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.

	Fund	Control Ownership	% of Ownership
	Balanced Fund	Boston Trust & Investment Management Company	94.7
	Equity Fund	Boston Trust & Investment Management Company	98.4
	Midcap Fund	Boston Trust & Investment Management Company	95.0
	Social Balanced Fund	Boston Trust & Investment Management Company	67.6
		Fidelity Investment Services	27.5
	Social Equity Fund	Boston Trust & Investment Management Company	27.5
		Fidelity Investment Services	34.9
		Charles Schwab & Co., Inc.	26.5
	Small Cap Innovations Fund	Boston Trust & Investment Management Company	68.4

7.	Subsequent Events:
	Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Supplementary Information (Unaudited)	September 30, 2010

Table of Shareholder Expenses:

As a shareholder of the Boston Trust Funds and Walden Funds, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Funds and Walden Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010, through September 30, 2010.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” estimate the expenses you paid on your account during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Annualized
			Expenses Paid	Expense Ratio
	Beginning Account Value	Ending Account Value	During Period[1]	During Period
	4/1/10	9/30/10	4/1/10 - 9/30/10	4/1/10 - 9/30/10
Balanced Fund	$1,000.00	$1,000.00	$5.01	1.00%
Equity Fund	1,000.00	984.90	4.98	1.00%
Midcap Fund	1,000.00	1,081.60	5.22	1.00%
Small Cap Fund	1,000.00	1,008.70	5.04	1.00%
Social Balanced Fund	1,000.00	1,009.10	5.04	1.00%
Social Equity Fund	1,000.00	1,001.70	5.02	1.00%
Small Cap Innovations Fund	1,000.00	1,008.20	5.03	1.00%

[1] Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Boston Trust Fund’s and Walden Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the costs incurred by the Funds for buying and selling securities. The Funds do not charge transaction fees, such as redemption fees, nor do the Funds charge a sales charge (load). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

				Annualized
			Expenses Paid	Expense Ratio
	Beginning Account Value	Ending Account Value	During Period[1]	During Period
	4/1/10	9/30/10	4/1/10 - 9/30/10	4/1/10 - 9/30/10
Balanced Fund	$1,000.00	$1,020.05	$5.06	1.00%
Equity Fund	1,000.00	1,020.05	5.06	1.00%
Midcap Fund	1,000.00	1,020.05	5.06	1.00%
Small Cap Fund	1,000.00	1,020.05	5.06	1.00%
Social Balanced Fund	1,000.00	1,020.05	5.06	1.00%
Social Equity Fund	1,000.00	1,020.05	5.06	1.00%
Small Cap Innovations Fund	1,000.00	1,020.05	5.06	1.00%

[1] Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

48	Continued

Supplementary Information (Unaudited)	September 30, 2010

Tabular Summary of Schedules of Investments:

The Boston Trust Funds invested, as a percentage of total portfolio investments, in the following industries as of September 30, 2010.

Boston Trust Balanced Fund		Boston Trust Equity Fund		Boston Trust Midcap Fund		Boston Trust Small Cap Fund

Security Allocation	Percentage of	Security Allocation	Percentage of	Security Allocation	Percentage of	Security Allocation	Percentage of
for the Schedule of	Total Portfolio	for the Schedule of	Total Portfolio	for the Schedule of	Total Portfolio	for the Schedule of	Total Portfolio
Portfolio Investments	Investments	Portfolio Investments	Investments	Portfolio Investments	Investments	Portfolio Investments	Investments
U.S. Gov’t Obligations	22.9%	Industrial Prods & Svcs	16.7%	Industrial Prods & Svcs	16.2%	Information Technology	20.9%
Financial Services	13.0%	Information Technology	15.7%	Financial Services	15.9%	Financial Services	18.9%
Industrial Prods & Svcs	11.6%	Financial Services	15.3%	Information Technology	15.2%	Industrial Prods & Svcs	16.6%
Consumer Products	11.3%	Consumer Products	14.8%	Consumer Discretionary	11.8%	Consumer Discretionary	13.6%
Information Technology	10.7%	Energy	11.6%	Health Care	11.5%	Health Care	13.4%
Energy	8.5%	Health Care	11.5%	Consumer Products	8.3%	Utilities	4.1%
Health Care	7.4%	Consumer Discretionary	6.9%	Energy	7.2%	Energy	3.5%
Consumer Discretionary	6.1%	Industrial Materials	6.6%	Industrial Materials	5.3%	Industrial Materials	3.3%
Industrial Materials	3.7%	Investment Companies	0.9%	Utilities	3.4%	Consumer Products	3.1%
Municipal Bonds	3.3%	Total	100.0%	Investment Companies	3.1%	Investment Companies	2.6%
Investment Companies	1.0%			Telecommunications	2.1%	Total	100.0%
Telecommunications	0.3%			Total	100.0%
Basic Materials	0.2%
Total	100.0%

The Walden Funds invested, as a percentage of total portfolio investments, in the following industries as of September 30, 2010.

Walden Social Balanced Fund		Walden Social Equity Fund		Walden Small Cap Innovations Fund

	Percentage of		Percentage of		Percentage of
Security Allocation for the	Total Portfolio	Security Allocation for the	Total Portfolio	Security Allocation for the	Total Portfolio
Schedule of Portfolio Investments	Investments	Schedule of Portfolio Investments	Investments	Schedule of Portfolio Investments	Investments
U.S. Gov’t Obligations	19.8%	Consumer Products	16.4%	Information Technology	20.6%
Financial Services	15.0%	Industrial Prods & Svcs	16.3%	Financial Services	18.6%
Information Technology	11.4%	Information Technology	16.3%	Industrial Prods & Svcs	16.3%
Industrial Prods & Svcs	10.3%	Health Care	13.2%	Consumer Discretionary	13.4%
Health Care	9.8%	Financial Services	11.9%	Health Care	13.2%
Consumer Products	8.4%	Energy	10.8%	Investment Companies	4.2%
Energy	6.8%	Consumer Discretionary	6.5%	Utilities	4.0%
Consumer Discretionary	6.7%	Industrial Materials	5.4%	Energy	3.5%
Industrial Materials	3.8%	Telecommunications	1.5%	Industrial Materials	3.2%
Investment Companies	2.5%	Investment Companies	1.2%	Consumer Products	3.0%
Municipal Bonds	2.4%	Utility	0.5%	Total	100.0%
Telecommunications	2.2%	Total	100.0%
Utility	0.8%
Certificate of Deposit	0.1%
Total	100.0%

Other Information:

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050, (ii) on the Boston Trust & Investment Management, Inc. website at http://www.btim.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

49

Investment Adviser
Boston Trust Investment Management, Inc.
One Beacon Street
Boston, MA 02108

Custodian and Transfer Agent
Boston Trust & Investment Management Company
One Beacon Street
Boston, MA 02108

Administrator
Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

Distributor
Foreside Distribution Services, L.P.
3 Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

11/10

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Group

By (Signature and Title)*	/s/ John Danko
John Danko, President

Date	November 19, 2010

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Danko
John Danko, President

Date	November 19, 2010

By (Signature and Title)*	/s/ Joel Engle
Joel Engle, Treasurer

Date	November 19, 2010

*Print the name and title of each signing officer under his or her signature.